UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2011

Date of reporting period:	August 1, 2010 — July 31, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Annual report
7|31|11

A world of investing.™

Putnam Investments

PUTNAM RETIREMENT READY FUNDS
invest in a diversified mix of Putnam
portfolios and funds to match the time
horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady Fund 2055	Putnam RetirementReady Fund 2030
Putnam RetirementReady Fund 2050	Putnam RetirementReady Fund 2025
Putnam RetirementReady Fund 2045	Putnam RetirementReady Fund 2020
Putnam RetirementReady Fund 2040	Putnam RetirementReady Fund 2015
Putnam RetirementReady Fund 2035	Putnam Retirement Income Fund Lifestyle 1

Annual report
7 |31 |11

Message from the Trustees	1

About the funds	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	24

Terms and definitions	28

Trustee approval of management contract	29

Other information for shareholders	34

Financial statements	35

Federal tax information	104

Shareholder meeting results	105

About the Trustees	106

Officers	108

Message from the Trustees

Dear Fellow Shareholder:

In early August, equity markets around the world were rocked by indications of slowing economic growth and worsening debt issues in Europe and the United States. Significantly, Standard & Poor’s downgraded U.S. sovereign debt to AA+ from AAA on August 5. Markets did show signs of stabilizing after the initial shock wore off, but it seems clear that volatility will be with us in the near term.

Putnam’s investment team believes the downgrade will have limited impact on the real economy today and that many investment opportunities still exist. Long-term investors are wise to seek the counsel of their financial advisors during volatile times and to remember that market volatility historically has served as an opportunity for nimble managers to both guard against risk and pursue new opportunities. We believe that Putnam’s active, research-intensive investment approach offers shareholders a potential advantage in this environment.

We would like to thank John A. Hill, who has served as Chairman of the Trustees since 2000 and who continues on as a Trustee, for his service. We are pleased to announce that Jameson A. Baxter is the new Chair, having served as Vice Chair since 2005 and a Trustee since 1994. Ms. Baxter is President of Baxter Associates, Inc., a private investment firm, and Chair of the Mutual Fund Directors Forum. In addition, she serves as Chair Emeritus of the Board of Trustees of Mount Holyoke College, Director of the Adirondack Land Trust, and Trustee of the Nature Conservancy’s Adirondack Chapter.

Lastly, we would like to take this opportunity to welcome new shareholders to the funds and to thank all of our investors for your continued confidence in Putnam.

About the funds

Offering one-step diversification that adjusts automatically over time

Unpredictable markets and the demands of a busy life can make it a challenge to diversify and monitor your retirement investments. Putnam RetirementReady Funds can ease that challenge for you. The funds provide one-step diversification and automatically shift allocations to reduce risk over time.

Each fund invests in a combination of Putnam portfolios to provide you with exposure to a variety of asset classes and investment styles. A fund’s target date corresponds to the year you expect to begin withdrawing assets — which is typically in retirement. Investment allocations are more aggressive when the target date is far off and gradually become more conservative as this date draws closer.

In 2009, Putnam Absolute Return Funds were added to the portfolios, with the goal of reducing volatility even further. These funds represent a significant portion of Putnam Retirement Income Fund Lifestyle 1,* which is designed for investors who are at or near retirement. The principal value of the funds is not guaranteed at any time, including the target date.

While diversification can help protect your returns from excessive volatility, you can still lose money. However, a Putnam RetirementReady Fund offers diversification and professional management while you pursue maximum returns and a level of risk you are comfortable with.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Our allocation of assets among permitted asset categories may hurt performance. The funds may invest in a money market fund for cash management. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2	3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00% for Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See pages 5 and 11–23 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower.

To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively), the inception date of all share classes of the RetirementReady Funds and the Retirement Income Fund Lifestyle 1 is 11/1/04.

† Life of fund return is cumulative.

‡ Prior to June 16, 2011, the fund was known as Putnam RetirementReady Maturity Fund.

Interview with your fund’s portfolio manager

Jeffrey L. Knight, CFA

Both stocks and bonds delivered positive results for the annual period overall, but stocks retreated in recent months. What is your view of this reversal?

We have seen the economy struggle to maintain its growth momentum during the course of 2011, and the stock market has reacted to a weaker economy in a somewhat belated fashion. Recently released data have now made clear that conditions were sluggish since January, yet stocks did not begin to turn negative until May and June.

The economy has faced significant challenges, including the mediocre pace of job creation, rising sovereign debt risk, and the impact of Japan’s devastating earthquake and tsunami in March. As the slowdown took hold, we regarded it as a fairly typical deceleration in the middle of a long-term economic recovery, rather than the descent toward a new recession.

This remains our belief. A number of indicators suggest the economy should expand during the year’s second half. For example, automobile sales are already showing signs of rebounding after their decline following the disruption to global manufacturing supply chains in the wake of Japan’s catastrophe. Stronger signs in the automotive industry may help to boost the economy.

I believe the summer decline in stock prices in part reflects a rational assessment of a weaker-than-expected economy, but stronger growth appears to be on the horizon. Fortunately, the fundamental performance of U.S. corporations has been quite strong. Companies are generally reporting impressive earnings, and have reduced debt on their balance sheets.

This chart shows the performance of broad market indexes for the 12 months ended 7/31/11. See pages 4 and 11–23 for additional fund performance information. Index descriptions can be found on page 28.

Has the market been hurt by negotiations about the federal debt ceiling and deficit reduction?

At a time when the economy was a bit shaky, the political brinksmanship in June and July did not build confidence in businesses to invest or consumers to spend money. We had identified sovereign debt risk as a major question mark for the markets, and the process of addressing this grew disorderly, and this unsettled markets. Also, planned budget cuts appear to have disappointed markets accustomed to stimulus.

Also, although it did not directly affect performance in the funds’ annual period, Standard & Poor’s decided in early August to reduce the U.S. credit rating to AA+ from AAA. The decision wasn’t entirely a surprise, but its timing was unexpected and worsened global market turmoil. It’s important to note that S&P’s decision focused more on long-term debt resolution issues — in fact, short-term Treasuries remain AAA — but the psychological impact of the downgrade hurt the economy and undermined investor confidence.

Bonds provided moderate gains and were less volatile than stocks. Do you think that bonds continue to offer a refuge?

Yes, it’s worth highlighting that the yields of U.S. Treasuries have actually fallen in the wake of S&P’s downgrade. In other words, the market takes a different view of sovereign risk than S&P does. Nevertheless, I would emphasize that sovereign debt risk is a dominant force in the markets, and it extends beyond the United States. Risk has pushed up the yields of government bonds in Italy and Spain, complicating Europe’s efforts to deal with persistent debt problems in Greece, Ireland, and Portugal.

Outside of government bond sectors, mortgage-backed and corporate bonds have also performed well. The high-yield corporate sector, aside from recent turbulence, has generally performed well and contributed positively to the funds.

This summary is to say that one of the basic foundations of Putnam RetirementReady Funds — diversification across stocks, bonds, and other asset classes — continues to serve investors. Market performance indicates that bonds in general — particularly, Treasuries — offer a haven from stock market volatility, which enhances their diversification value.

Another feature of these funds is that Putnam Absolute Return Funds are in the “glidepath” [the preplanned and gradual reallocation of fund assets over time to reduce risk as investors near retirement]. Did this addition help performance in the annual period?

Absolute Return Funds pursue positive returns with less volatility over time than securities markets have historically offered, and it’s clear that adding them to the glidepaths of these funds helped to anchor performance. Each Absolute Return Fund contributed a low level of volatility and positive results over the annual period, and helped to stabilize each RetirementReady Fund as stocks weakened in June and July. Absolute return strategies play a larger role in the funds with shorter time horizons, such as 2015, 2020, and 2025, but have a presence in each fund.

We saw positive results across the board for Putnam RetirementReady Funds. What were the key contributors?

During this period it was easy to see the benefits of asset allocation as the returns of the funds aligned neatly with their time horizons — the longer the time horizon, the relatively greater the risk exposure in equities, and the higher the overall return. The S&P 500 Index in the period delivered a return of nearly 20%, as U.S. corporations in general have delivered very solid earnings growth during the past year. The returns of international markets were nearly as high, and also had the benefit of a generally weakening dollar.

Returns from the fixed-income holdings were generally lower, in the neighborhood of 5%, and relatively stable. For the year as a whole, high-yield bonds provided some of the strongest returns among fixed-income holdings, as this sector benefited from strong corporate performance and low default rates.

What do you see on the horizon for markets that could influence fund performance?

Based on our research, we believe the underpinnings of continued economic recovery remain in place. While the housing sector remains depressed, growth in jobs and consumer spending have been stronger than recessionary levels. For consumers, the decline in energy prices during the last several months also relieves some budgetary pressure and a constraint on spending. The U.S. financial system is in better shape than in 2008, in our view, with less leverage, greater liquidity, and higher loan quality.

For these reasons, the market volatility that we have seen during the summer months reflects legitimate concern about recession, to a degree. With economic growth at such low levels, recession is a risk, and the resolution of public sector debt remains a political challenge in both the United States and Europe. On the bright side, the U.S. agreement has reduced the possibility of default for the coming year, and European leaders continue to generate new proposals to address the eurozone’s problems.

Taking these risks into account, we consider it reasonable to expect that stocks and bonds can perform well in coming months. Of course, Putnam RetirementReady Funds remain positioned for their target-date objectives. The funds have little direct exposure to risky sovereign bonds, and most equity and fixed-income holdings have attractive characteristics, we believe. Corporations in general also have relatively low levels of debt and high levels of cash, and earnings could reach record highs this year. Given the valuation levels that many stocks have reached of late, we should not rule out the possibility of a rebound in coming months.

Jeff, thanks for reviewing the funds today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the funds for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Each Putnam RetirementReady Fund has a different target date indicating when the fund’s investors expect to retire and begin withdrawing assets from their account. The dates range from 2015 to 2055 in five-year intervals, with the exception of Putnam Retirement Income Fund Lifestyle 1 (formerly Putnam RetirementReady Maturity Fund), which is designed for investors at or near retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. This means that both the risk of your investment and your potential return are reduced as the target date of the particular fund approaches, although there can be no assurance that any one fund will have less risk or more reward than any other fund. The principal value of the fund is not guaranteed at any time, including the target date.

Of special interest

During your fund’s fiscal year, Putnam RetirementReady Maturity Fund was renamed Putnam Retirement Income Fund Lifestyle 1 to better reflect the fund’s role in generating income for investors in retirement. There was no change in the fund’s investment strategy, asset allocation, or glidepath.

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. from Colgate University. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeff, your funds are managed by Robert Kea, Joshua Kutin, and Robert Schoen.

IN THE NEWS

Lower corporate debt, higher profits, and record cash on hand are factors fueling a positive outlook for U.S. mergers and acquisitions, according to a recent study of the world’s 1,000 largest companies by KPMG International. Among the 338 U.S. companies in the survey, net debt is projected to decline 34% by June 2012, compared with a 19% decline projected for their global peers. Lower debt levels may enhance the ability of corporations to pursue acquisitions. U.S. corporations in general have also continued to report robust profits this year. Through August 9, of the 441 S&P 500 companies that had reported second-quarter earnings, 69.6% beat analyst estimates, according to Standard & Poor’s research. By the end of the first quarter, U.S. firms held nearly $2 trillion in cash on hand, which could be used to fund business expansion, dividends, stock buy-backs, or mergers and acquisitions.

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (three years or more) regardless of market conditions or general market direction. The target return for each fund is the rate of inflation plus a number of basis points specified in the fund’s name. For example, the Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the rate of inflation. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Asset Allocation: Balanced Portfolio

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking a combination of growth and current income. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations to growth- and value-style stocks and fixed-income sectors based on market conditions.

Putnam Asset Allocation: Conservative Portfolio

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Asset Allocation: Equity Portfolio

The fund’s portfolio invests mainly in stocks of companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Asset Allocation: Growth Portfolio

The fund’s portfolio invests in U.S. and international stocks and bonds and is designed for investors seeking long-term growth with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturity.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Allocations by fund as of 7/31/11

Underlying Putnam Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam RetirementReady 2015 Fund	Putnam Retirement Income Fund Lifestyle 1

Putnam Asset Allocation:
Equity Portfolio	73.3%	73.2%	58.7%	40.9%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Asset Allocation:
Growth Portfolio	16.0%	16.0%	30.0%	47.0%	68.1%	68.1%	29.2%	0.0%	0.0%	0.0%

Putnam Asset Allocation:
Balanced Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	40.1%	53.6%	25.1%	0.0%

Putnam Asset Allocation:
Conservative Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%

Putnam Money Market Fund	0.5%	0.4%	0.4%	0.5%	1.2%	2.7%	3.4%	4.6%	5.9%	5.9%

Putnam Absolute Return
700 Fund	7.5%	7.5%	7.5%	7.5%	8.0%	10.5%	13.4%	13.7%	8.7%	0.0%

Putnam Absolute Return
500 Fund	2.2%	2.2%	2.2%	2.2%	3.6%	5.0%	6.0%	10.0%	20.0%	30.1%

Putnam Absolute Return
300 Fund	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%	4.4%	8.4%	12.6%	21.1%

Putnam Absolute Return
100 Fund	0.5%	0.7%	1.2%	2.0%	2.5%	2.5%	3.6%	4.7%	6.0%	9.0%

Percentages are based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2011, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 7/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	8.53%	2.29%	8.03%	3.03%	8.03%	7.03%	8.16%	4.41%	8.40%	8.76%

2050 Fund†

Life of fund	24.40%	17.24%	18.74%	18.74%	18.70%	18.70%	20.49%	16.27%	22.44%	26.30%
Annual average	3.55	2.58	2.78	2.78	2.78	2.78	3.02	2.44	3.29	3.80

5 years	6.86	0.72	2.98	1.62	2.93	2.93	4.19	0.55	5.58	8.19
Annual average	1.34	0.14	0.59	0.32	0.58	0.58	0.82	0.11	1.09	1.59

3 years	7.11	0.95	4.79	2.35	4.73	4.73	5.52	1.83	6.34	7.90
Annual average	2.32	0.32	1.57	0.78	1.55	1.55	1.81	0.61	2.07	2.57

1 year	16.33	9.68	15.52	10.52	15.46	14.46	15.76	11.68	16.04	16.64

2045 Fund‡

Life of fund	30.53%	23.02%	24.08%	24.08%	24.09%	24.09%	26.20%	21.78%	28.43%	32.72%
Annual average	4.02	3.11	3.25	3.25	3.25	3.25	3.50	2.96	3.77	4.28

5 years	7.91	1.71	3.95	2.81	3.95	3.95	5.25	1.57	6.60	9.25
Annual average	1.53	0.34	0.78	0.56	0.78	0.78	1.03	0.31	1.29	1.79

3 years	7.67	1.49	5.29	2.83	5.29	5.29	6.04	2.33	6.87	8.46
Annual average	2.49	0.49	1.73	0.93	1.73	1.73	1.97	0.77	2.24	2.74

1 year	16.14	9.44	15.27	10.27	15.24	14.24	15.52	11.49	15.88	16.45

2040 Fund‡

Life of fund	31.63%	24.06%	25.08%	25.08%	25.14%	25.14%	27.23%	22.78%	29.43%	33.81%
Annual average	4.15	3.24	3.37	3.37	3.38	3.38	3.63	3.08	3.89	4.41

5 years	9.09	2.81	5.02	3.77	5.03	5.03	6.36	2.63	7.68	10.41
Annual average	1.76	0.56	0.98	0.74	0.99	0.99	1.24	0.52	1.49	2.00

3 years	8.90	2.64	6.43	3.81	6.42	6.42	7.24	3.49	8.02	9.68
Annual average	2.88	0.87	2.10	1.25	2.10	2.10	2.36	1.15	2.60	3.13

1 year	15.90	9.22	15.00	10.00	14.96	13.96	15.34	11.31	15.55	16.17

Fund performance Total return for periods ended 7/31/11 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2035 Fund

Life of fund	31.54%	23.97%	25.08%	25.08%	25.14%	25.14%	27.17%	22.72%	29.20%	33.78%
Annual average	4.14	3.23	3.37	3.37	3.38	3.38	3.62	3.08	3.87	4.40

5 years	10.12	3.79	6.09	4.77	6.07	6.07	7.38	3.62	8.75	11.50
Annual average	1.95	0.75	1.19	0.94	1.19	1.19	1.43	0.71	1.69	2.20

3 years	9.65	3.34	7.23	4.45	7.21	7.21	8.00	4.22	8.81	10.49
Annual average	3.12	1.10	2.35	1.46	2.35	2.35	2.60	1.39	2.85	3.38

1 year	15.23	8.63	14.35	9.35	14.37	13.37	14.62	10.60	14.91	15.48

2030 Fund

Life of fund	31.51%	23.95%	24.96%	24.96%	24.93%	24.93%	27.08%	22.64%	29.23%	33.68%
Annual average	4.14	3.23	3.35	3.35	3.35	3.35	3.61	3.07	3.87	4.39

5 years	11.04	4.65	6.88	5.50	6.87	6.87	8.23	4.44	9.57	12.37
Annual average	2.12	0.91	1.34	1.08	1.34	1.34	1.59	0.87	1.84	2.36

3 years	10.18	3.84	7.67	4.81	7.67	7.67	8.50	4.70	9.30	10.99
Annual average	3.28	1.26	2.49	1.58	2.49	2.49	2.76	1.54	3.01	3.54

1 year	14.08	7.50	13.20	8.20	13.20	12.20	13.48	9.52	13.73	14.35

2025 Fund

Life of fund	30.04%	22.56%	23.58%	23.58%	23.60%	23.60%	25.69%	21.29%	27.82%	32.25%
Annual average	3.96	3.06	3.18	3.18	3.19	3.19	3.44	2.90	3.70	4.22

5 years	10.80	4.43	6.68	5.28	6.71	6.71	8.03	4.24	9.39	12.19
Annual average	2.07	0.87	1.30	1.03	1.31	1.31	1.56	0.83	1.81	2.33

3 years	9.37	3.08	6.90	3.99	6.92	6.92	7.73	3.95	8.52	10.20
Annual average	3.03	1.02	2.25	1.31	2.26	2.26	2.51	1.30	2.76	3.29

1 year	12.30	5.88	11.47	6.47	11.46	10.46	11.76	7.87	12.01	12.65

2020 Fund

Life of fund	26.41%	19.15%	20.16%	20.16%	20.14%	20.14%	22.21%	17.94%	24.34%	28.54%
Annual average	3.53	2.63	2.76	2.76	2.75	2.75	3.01	2.47	3.28	3.79

5 years	10.19	3.85	6.13	4.66	6.12	6.12	7.48	3.72	8.79	11.55
Annual average	1.96	0.76	1.20	0.92	1.20	1.20	1.45	0.73	1.70	2.21

3 years	8.42	2.19	6.03	3.14	6.01	6.01	6.82	3.08	7.58	9.23
Annual average	2.73	0.72	1.97	1.04	1.96	1.96	2.22	1.02	2.47	2.99

1 year	10.30	3.97	9.46	4.46	9.43	8.43	9.74	5.90	10.04	10.60

2015 Fund

Life of fund	22.60%	15.56%	16.51%	16.51%	16.55%	16.55%	18.60%	14.45%	20.57%	24.66%
Annual average	3.06	2.16	2.29	2.29	2.29	2.29	2.56	2.02	2.81	3.32

5 years	9.56	3.27	5.48	3.94	5.51	5.51	6.89	3.15	8.10	10.92
Annual average	1.84	0.65	1.07	0.78	1.08	1.08	1.34	0.62	1.57	2.09

3 years	6.50	0.37	4.07	1.27	4.10	4.10	4.92	1.25	5.61	7.26
Annual average	2.12	0.12	1.34	0.42	1.35	1.35	1.61	0.41	1.84	2.36

1 year	8.09	1.88	7.27	2.27	7.29	6.29	7.53	3.76	7.80	8.32

Fund performance Total return for periods ended 7/31/11 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Retirement Income Fund Lifestyle 1

Life of fund	20.25%	15.44%	14.32%	14.32%	14.42%	14.42%	16.29%	12.51%	18.28%	22.28%
Annual average	2.77	2.15	2.00	2.00	2.01	2.01	2.26	1.76	2.52	3.02

5 years	13.41	8.86	9.22	7.47	9.26	9.26	10.62	7.01	12.03	14.82
Annual average	2.55	1.71	1.78	1.45	1.79	1.79	2.04	1.36	2.30	2.80

3 years	9.25	4.88	6.82	3.92	6.82	6.82	7.64	4.15	8.45	10.05
Annual average	2.99	1.60	2.22	1.29	2.22	2.22	2.48	1.36	2.74	3.24

1 year	5.71	1.49	4.88	-0.12	4.92	3.92	5.19	1.81	5.46	5.95

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Effective June 16, 2011, the maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares were lowered to 4.00% and 3.25%, respectively. Investors who purchased shares prior to this date received a lower after-sales-charge return. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds limited expenses, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10 for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05 for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Comparative index returns For periods ended 7/31/11

		Barclays Capital U.S.
	S&P 500 Index	Aggregate Bond Index

Life of fund*	31.29%	41.85%
Annual average	4.11	5.31

5 years	12.56	37.47
Annual average	2.39	6.57

3 years	9.02	22.66
Annual average	2.92	7.05

1 year	19.65	4.44

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all Putnam RetirementReady Funds with the exception of the 2050 and 2055 Funds (inceptions: 5/2/05 and 11/30/10, respectively).

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $10,803 ($10,303 after contingent deferred sales charge) and $10,803 ($10,703 after contingent deferred sales charge). A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $10,441. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $10,840 and $10,876, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $11,874 and $11,870, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $11,627. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $12,244 and $12,630, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $12,408 and $12,409, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,178. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $12,843 and $13,272, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $12,508 and $12,514, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,278. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $12,943 and $13,381, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $12,508 and $12,514, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,272. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $12,920 and $13,378, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $12,496 and $12,493, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,264. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $12,923 and $13,368, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $12,358 and $12,360, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,129. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $12,782 and $13,225, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $12,016 and $12,014, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $11,794. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $12,434 and $12,854, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $11,651 and $11,655, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $11,445. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $12,057 and $12,466, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and class C shares would have been valued at $11,432 and $11,442, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,675 after sales charge) would have been valued at $11,251. A $10,000 investment in the fund’s class R and class Y shares would have been valued at $11,828 and $12,228, respectively. See first page of performance section for performance calculation method.

Fund price and distribution information For the 12-month period ended 7/31/11

2055 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.654		$0.648	$0.648	$0.650		$0.652	$0.656

Long-term capital gains	—		—	—	—		—	—

Short-term capital gains	0.089		0.089	0.089	0.089		0.089	0.089

Total	$0.743		$0.737	$0.737	$0.739		$0.741	$0.745

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

11/30/10*	$10.00	$10.61	$10.00	$10.00	$10.00	$10.36	$10.00	$10.00

7/31/11	10.09	10.71	10.05	10.05	10.06	10.42	10.08	10.11

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.935		$0.818	$0.856	$0.887		$0.914	$0.966

Capital gains	—		—	—	—		—	—

Total	$0.935		$0.818	$0.856	$0.887		$0.914	$0.966

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/10	$11.88	$12.60	$11.77	$11.74	$11.79	$12.22	$11.77	$11.92

7/31/11	12.86	13.64	12.76	12.68	12.74	13.20	12.72	12.91

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.980		$0.884	$0.918	$0.927		$0.962	$1.017

Capital gains	—		—	—	—		—	—

Total	$0.980		$0.884	$0.918	$0.927		$0.962	$1.017

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/10	$13.24	$14.05	$12.34	$12.46	$13.01	$13.48	$13.52	$15.30

7/31/11	14.37	15.25	13.32	13.42	14.08	14.59	14.68	16.77

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.877		$0.808	$0.804	$0.815		$0.863	$0.917

Capital gains	—		—	—	—		—	—

Total	$0.877		$0.808	$0.804	$0.815		$0.863	$0.917

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/10	$14.23	$15.10	$13.38	$13.32	$13.53	$14.02	$14.57	$16.23

7/31/11	15.59	16.54	14.56	14.49	14.77	15.31	15.95	17.91

Fund price and distribution information For the 12-month period ended 7/31/11 cont.

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.679		$0.590	$0.596	$0.605		$0.665	$0.718

Capital gains	—		—	—	—		—	—

Total	$0.679		$0.590	$0.596	$0.605		$0.665	$0.718

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/10	$14.50	$15.38	$13.55	$13.57	$13.75	$14.25	$14.04	$16.53

7/31/11	16.01	16.99	14.89	14.91	15.14	15.69	15.45	18.35

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.534		$0.435	$0.462	$0.458		$0.535	$0.574

Capital gains	—		—	—	—		—	—

Total	$0.534		$0.435	$0.462	$0.458		$0.535	$0.574

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/10	$14.70	$15.60	$14.06	$14.11	$14.09	$14.60	$14.05	$16.53

7/31/11	16.22	17.21	15.47	15.50	15.52	16.08	15.43	18.31

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.569		$0.455	$0.479	$0.501		$0.566	$0.611

Capital gains	—		—	—	—		—	—

Total	$0.569		$0.455	$0.479	$0.501		$0.566	$0.611

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/10	$15.98	$16.95	$15.05	$15.11	$15.26	$15.81	$15.09	$16.05

7/31/11	17.36	18.42	16.31	16.35	16.54	17.14	16.32	17.45

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.564		$0.442	$0.442	$0.484		$0.578	$0.605

Capital gains	—		—	—	—		—	—

Total	$0.564		$0.442	$0.442	$0.484		$0.578	$0.605

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/10	$15.44	$16.38	$14.94	$14.99	$15.16	$15.71	$14.98	$17.01

7/31/11	16.45	17.45	15.90	15.95	16.14	16.73	15.89	18.19

Fund price and distribution information For the 12-month period ended 7/31/11 cont.

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.587		$0.467	$0.449	$0.520		$0.585	$0.638

Capital gains	—		—	—	—		—	—

Total	$0.587		$0.467	$0.449	$0.520		$0.585	$0.638

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/10	$16.22	$17.21	$15.78	$15.75	$15.96	$16.54	$15.77	$16.29

7/31/11	16.93	17.96	16.45	16.44	16.63	17.23	16.40	16.99

Retirement Income Fund Lifestyle 1

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	12		6	6	11		12	12

Income	$0.465		$0.369	$0.366	$0.388		$0.427	$0.504

Capital gains	—		—	—	—		—	—

Total	$0.465		$0.369	$0.366	$0.388		$0.427	$0.504

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/10	$15.87	$16.53†	$15.90	$15.93	$15.91	$16.44†	$15.87	$15.92

7/31/11	16.30	16.98	16.30	16.34	16.34	16.89	16.30	16.35

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate, if applicable, for class A and M shares do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of the fund.

† Price reflects maximum sales charge effective 6/16/11.

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	10.79%	4.42%	10.29%	5.29%	10.29%	9.29%	10.53%	6.69%	10.66%	11.02%

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/11 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2050 Fund†

Life of fund	27.01%	19.70%	21.25%	21.25%	21.23%	21.23%	23.04%	18.74%	24.94%	28.94%
Annual average	3.95	2.96	3.17	3.17	3.17	3.17	3.42	2.82	3.68	4.21

5 years	8.11	1.90	4.12	2.75	4.09	4.09	5.39	1.70	6.71	9.46
Annual average	1.57	0.38	0.81	0.54	0.80	0.80	1.06	0.34	1.31	1.82

3 years	7.31	1.14	4.91	2.47	4.89	4.89	5.68	1.98	6.46	8.11
Annual average	2.38	0.38	1.61	0.82	1.60	1.60	1.86	0.66	2.11	2.63

1 year	26.89	19.58	25.88	20.87	25.86	24.86	26.24	21.83	26.47	27.18

2045 Fund‡

Life of fund	33.07%	25.42%	26.60%	26.60%	26.59%	26.59%	28.71%	24.21%	30.97%	35.25%
Annual average	4.38	3.45	3.60	3.60	3.60	3.60	3.86	3.30	4.13	4.63

5 years	9.01	2.74	5.02	3.87	5.01	5.01	6.31	2.60	7.68	10.34
Annual average	1.74	0.54	0.98	0.76	0.98	0.98	1.23	0.51	1.49	1.99

3 years	7.74	1.54	5.37	2.91	5.36	5.36	6.13	2.41	6.96	8.51
Annual average	2.52	0.51	1.76	0.96	1.76	1.76	2.00	0.80	2.27	2.76

1 year	26.32	19.03	25.43	20.43	25.41	24.41	25.64	21.27	26.10	26.61

2040 Fund‡

Life of fund	34.00%	26.29%	27.49%	27.49%	27.55%	27.55%	29.56%	25.02%	31.87%	36.21%
Annual average	4.49	3.56	3.71	3.71	3.72	3.72	3.96	3.40	4.24	4.74

5 years	10.11	3.78	6.09	4.82	6.11	6.11	7.36	3.61	8.76	11.48
Annual average	1.94	0.74	1.19	0.95	1.19	1.19	1.43	0.71	1.69	2.20

3 years	8.87	2.61	6.45	3.83	6.48	6.48	7.21	3.45	8.06	9.67
Annual average	2.87	0.86	2.11	1.26	2.11	2.11	2.35	1.14	2.62	3.12

1 year	25.66	18.39	24.66	19.66	24.67	23.67	24.93	20.57	25.29	25.92

2035 Fund

Life of fund	33.67%	25.99%	27.18%	27.18%	27.23%	27.23%	29.27%	24.75%	31.38%	35.89%
Annual average	4.45	3.52	3.67	3.67	3.68	3.68	3.92	3.37	4.18	4.71

5 years	11.07	4.69	7.00	5.66	6.99	6.99	8.30	4.51	9.72	12.46
Annual average	2.12	0.92	1.36	1.11	1.36	1.36	1.61	0.89	1.87	2.38

3 years	9.52	3.22	7.08	4.31	7.06	7.06	7.86	4.08	8.72	10.31
Annual average	3.08	1.06	2.31	1.42	2.30	2.30	2.55	1.34	2.83	3.32

1 year	24.21	17.10	23.37	18.37	23.29	22.29	23.62	19.29	23.99	24.54

2030 Fund

Life of fund	33.22%	25.55%	26.74%	26.74%	26.71%	26.71%	28.80%	24.30%	30.99%	35.43%
Annual average	4.39	3.47	3.62	3.62	3.61	3.61	3.87	3.32	4.13	4.65

5 years	11.75	5.33	7.65	6.27	7.62	7.62	8.95	5.14	10.34	13.15
Annual average	2.25	1.04	1.49	1.22	1.48	1.48	1.73	1.01	1.99	2.50

3 years	9.72	3.41	7.31	4.45	7.29	7.29	8.08	4.30	8.91	10.58
Annual average	3.14	1.12	2.38	1.46	2.37	2.37	2.62	1.41	2.89	3.41

1 year	21.86	14.85	21.00	16.00	20.98	19.98	21.21	17.01	21.60	22.20

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/11 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2025 Fund

Life of fund	31.31%	23.76%	24.87%	24.87%	24.89%	24.89%	26.99%	22.54%	29.15%	33.47%
Annual average	4.17	3.25	3.39	3.39	3.39	3.39	3.65	3.09	3.91	4.42

5 years	11.27	4.87	7.13	5.73	7.16	7.16	8.49	4.70	9.89	12.62
Annual average	2.16	0.96	1.39	1.12	1.39	1.39	1.64	0.92	1.90	2.41

3 years	8.71	2.46	6.26	3.37	6.29	6.29	7.07	3.32	7.91	9.50
Annual average	2.82	0.81	2.04	1.11	2.05	2.05	2.30	1.09	2.57	3.07

1 year	18.52	11.72	17.63	12.63	17.59	16.59	17.93	13.80	18.27	18.79

2020 Fund

Life of fund	27.18%	19.87%	20.99%	20.99%	21.04%	21.04%	23.05%	18.74%	25.20%	29.32%
Annual average	3.67	2.75	2.90	2.90	2.90	2.90	3.16	2.61	3.43	3.93

5 years	10.36	4.01	6.32	4.85	6.38	6.38	7.68	3.91	9.02	11.76
Annual average	1.99	0.79	1.23	0.95	1.24	1.24	1.49	0.77	1.74	2.25

3 years	7.63	1.44	5.27	2.40	5.30	5.30	6.08	2.36	6.87	8.45
Annual average	2.48	0.48	1.73	0.79	1.74	1.74	1.99	0.78	2.24	2.74

1 year	14.84	8.24	13.95	8.95	14.05	13.05	14.26	10.27	14.63	15.13

2015 Fund

Life of fund	23.04%	15.97%	17.08%	17.08%	17.05%	17.05%	19.09%	14.93%	21.08%	25.10%
Annual average	3.16	2.25	2.39	2.39	2.39	2.39	2.65	2.11	2.91	3.41

5 years	9.62	3.32	5.60	4.06	5.56	5.56	6.96	3.22	8.20	10.99
Annual average	1.85	0.66	1.10	0.80	1.09	1.09	1.35	0.64	1.59	2.11

3 years	5.83	–0.26	3.48	0.70	3.45	3.45	4.29	0.64	4.98	6.61
Annual average	1.91	–0.09	1.15	0.23	1.14	1.14	1.41	0.21	1.63	2.16

1 year	11.15	4.73	10.38	5.38	10.34	9.34	10.62	6.71	10.93	11.44

Retirement Income Fund Lifestyle 1

Life of fund	20.44%	15.62%	14.60%	14.60%	14.70%	14.70%	16.48%	12.70%	18.48%	22.45%
Annual average	2.83	2.20	2.06	2.06	2.08	2.08	2.31	1.81	2.58	3.08

5 years	13.81	9.27	9.65	7.90	9.69	9.69	11.00	7.39	12.41	15.24
Annual average	2.62	1.79	1.86	1.53	1.87	1.87	2.11	1.44	2.37	2.88

3 years	8.81	4.45	6.44	3.56	6.44	6.44	7.20	3.72	8.03	9.63
Annual average	2.85	1.46	2.10	1.17	2.10	2.10	2.34	1.22	2.61	3.11

1 year	7.31	3.03	6.50	1.50	6.52	5.52	6.76	3.27	7.07	7.54

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10 for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05 for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Estimated net expenses for the fiscal year
ended 7/31/10*	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

Your fund’s estimated total annual operating
expenses for the fiscal year ended 7/31/10	5.86%	6.61%	6.61%	6.36%	6.11%	5.61%

Your fund’s annualized expense ratio for the
six-month period ended 7/31/11†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2050 Fund

Net expenses for the fiscal year ended 7/31/10*	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.41%	2.16%	2.16%	1.91%	1.66%	1.16%

Your fund’s annualized expense ratio for the
six-month period ended 7/31/11†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2045 Fund

Net expenses for the fiscal year ended 7/31/10*	1.27%	2.02%	2.02%	1.77%	1.52%	1.02%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.34%	2.09%	2.09%	1.84%	1.59%	1.09%

Your fund’s annualized expense ratio for the
six-month period ended 7/31/11†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2040 Fund

Net expenses for the fiscal year ended 7/31/10*	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.32%	2.07%	2.07%	1.82%	1.57%	1.07%

Your fund’s annualized expense ratio for the
six-month period ended 7/31/11†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2035 Fund

Net expenses for the fiscal year ended 7/31/10*	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

Your fund’s annualized expense ratio for the
six-month period ended 7/31/11†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2030 Fund

Net expenses for the fiscal year ended 7/31/10*	1.17%	1.92%	1.92%	1.67%	1.42%	0.92%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Your fund’s annualized expense ratio for the
six-month period ended 7/31/11†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2025 Fund

Net expenses for the fiscal year ended 7/31/10*	1.13%	1.88%	1.88%	1.63%	1.38%	0.88%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Your fund’s annualized expense ratio for the
six-month period ended 7/31/11†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2020 Fund

Net expenses for the fiscal year ended 7/31/10*	1.08%	1.83%	1.83%	1.58%	1.33%	0.83%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.16%	1.91%	1.91%	1.66%	1.41%	0.91%

Your fund’s annualized expense ratio for the
six-month period ended 7/31/11†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2015 Fund

Net expenses for the fiscal year ended 7/31/10*	1.04%	1.79%	1.79%	1.54%	1.29%	0.79%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.11%	1.86%	1.86%	1.61%	1.36%	0.86%

Your fund’s annualized expense ratio for the
six-month period ended 7/31/11†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam Retirement Income Fund Lifestyle 1

Net expenses for the fiscal year ended 7/31/10*	0.99%	1.74%	1.74%	1.24%	1.24%	0.74%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.06%	1.81%	1.81%	1.31%	1.31%	0.81%

Your fund’s annualized expense ratio for the
six-month period ended 7/31/11†	0.25%	1.00%	1.00%	0.69%‡	0.50%	0.00%

Fiscal year ended 7/31/10 expense information in this table differs from that shown in the financial highlights of this report because it includes fees and expenses of the underlying Putnam funds in which the fund invests. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to reimburse the fund for other expenses through 11/30/11.

† For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights. Excludes the expense ratios of the underlying Putnam mutual funds.

‡ Six-month period ended 7/31/11 annualized expense ratio is a blended rate, which differs from the prospectus due to the 12b-1 rate change effective 6/16/11.

Expenses per $1,000

The first table in this section shows the expenses you would have paid on a $1,000 investment in each of the Putnam RetirementReady Funds from February 1, 2011, to July 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (Expenses paid per $1,000) for the class of shares you own.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Expenses paid per $1,000*†	$1.25	$4.98	$4.98	$3.74	$2.49	$—

Ending value (after expenses)	$1,012.00	$1,009.00	$1,009.00	$1,009.00	$1,011.00	$1,014.00

Putnam RetirementReady 2050 Fund

Expenses paid per $1,000*†	$1.25	$4.98	$4.98	$3.74	$2.49	$—

Ending value (after expenses)	$1,011.80	$1,008.70	$1,008.00	$1,009.50	$1,011.10	$1,013.30

Putnam RetirementReady 2045 Fund

Expenses paid per $1,000*†	$1.25	$4.98	$4.98	$3.74	$2.49	$—

Ending value (after expenses)	$1,012.70	$1,009.10	$1,009.00	$1,010.00	$1,011.70	$1,013.90

Putnam RetirementReady 2040 Fund

Expenses paid per $1,000*†	$1.25	$4.98	$4.98	$3.74	$2.49	$—

Ending value (after expenses)	$1,013.60	$1,009.70	$1,009.80	$1,011.60	$1,012.10	$1,014.70

Putnam RetirementReady 2035 Fund

Expenses paid per $1,000*†	$1.25	$4.99	$4.99	$3.74	$2.50	$—

Ending value (after expenses)	$1,014.60	$1,010.90	$1,010.80	$1,012.00	$1,013.10	$1,016.10

Putnam RetirementReady 2030 Fund

Expenses paid per $1,000*†	$1.25	$4.99	$4.99	$3.74	$2.50	$—

Ending value (after expenses)	$1,016.90	$1,012.40	$1,012.40	$1,013.70	$1,015.10	$1,017.80

Putnam RetirementReady 2025 Fund

Expenses paid per $1,000*†	$1.25	$5.00	$5.00	$3.75	$2.50	$—

Ending value (after expenses)	$1,018.80	$1,014.90	$1,014.90	$1,016.00	$1,016.80	$1,019.90

Putnam RetirementReady 2020 Fund

Expenses paid per $1,000*†	$1.25	$5.00	$5.00	$3.75	$2.50	$—

Ending value (after expenses)	$1,019.80	$1,016.00	$1,015.90	$1,017.70	$1,018.60	$1,021.30

Putnam RetirementReady 2015 Fund

Expenses paid per $1,000*†	$1.25	$5.00	$5.00	$3.75	$2.50	$—

Ending value (after expenses)	$1,019.30	$1,014.80	$1,015.40	$1,017.10	$1,018.00	$1,020.40

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.25	$4.99	$4.99	$3.45	$2.50	$—

Ending value (after expenses)	$1,016.90	$1,013.10	$1,013.00	$1,014.70	$1,015.70	$1,018.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady
2055 Fund, 2050 Fund, 2045 Fund
2040 Fund, 2035 Fund, 2030 Fund
2025 Fund, 2020 Fund, 2015 Fund

Expenses paid per $1,000*†	$1.25	$5.01	$5.01	$3.76	$2.51	$—

Ending value (after expenses)	$1,023.55	$1,019.84	$1,019.84	$1,021.08	$1,022.32	$1,024.79

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.25	$5.01	$5.01	$3.46	$2.51	$—

Ending value (after expenses)	$1,023.55	$1,019.84	$1,019.84	$1,021.37	$1,022.32	$1,024.79

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in  Western Europe, the Far East, and Australasia.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

The Board of Trustees, with the assistance of its Contract Committee, which consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (“Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. Over the course of several months ending in June 2011, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees on a number of occasions. At the Trustees’ June 17, 2011 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2011. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees considered your fund’s management fee schedule and considered that, although the fund pays no management fee to

Putnam Management, Putnam Management receives management fees from the underlying Putnam funds in which your fund invests. The Trustees noted that the fee schedule was consistent with the current fee schedules of other Putnam funds that pursued their objectives by investing substantially all of their assets in other Putnam funds, which have been carefully developed over the years and re-examined on many occasions and adjusted where appropriate. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

The Trustees also reviewed the management fee schedules in effect for all Putnam funds (including the underlying Putnam funds in which your fund invests), including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. The expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included each fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fee), which provides a general indication of a fund’s relative standing. In the custom peer group, each fund ranked in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2010 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The expense data reported by Lipper as of December 31, 2010 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

Total
expenses
(quintile)
Putnam RetirementReady 2055 Fund	3rd

Putnam RetirementReady 2050 Fund	3rd

Putnam RetirementReady 2045 Fund	3rd

Putnam RetirementReady 2040 Fund	3rd

Putnam RetirementReady 2035 Fund	3rd

Putnam RetirementReady 2030 Fund	3rd

Putnam RetirementReady 2025 Fund	3rd

Putnam RetirementReady 2020 Fund	3rd

Putnam RetirementReady 2015 Fund	3rd

Putnam Retirement Income Fund Lifestyle 1*	3rd

* Prior to June 16, 2011, the fund was known as Putnam RetirementReady Maturity Fund.

(Total expenses reflect the fees and expenses borne directly by the Putnam RetirementReady® Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses, which the Putnam RetirementReady® Funds and the funds included in the custom Lipper peer groups bear indirectly.)

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of several investment oversight committees of the Trustees, which met on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during the 2009–2010 period and Putnam Management’s ongoing efforts to strengthen its investment personnel and processes. The Committee also noted the disappointing investment performance of some funds for periods ended December 31, 2010 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of the Putnam RetirementReady® Funds, the Trustees considered information about each fund’s performance relative to its internal benchmark for the one-year, three-year and five-year periods ended December  31, 2010. For each of the Putnam RetirementReady® Funds (with the exception of Putnam RetirementReady® 2055 Fund, which has not yet completed a full year of operation), the class A share gross return exceeded the internal benchmark return over the one-year period ended December 31, 2010, exceeded the internal benchmark return over the three-year period then ended (with the exception of Putnam RetirementReady® 2015 and 2020 Funds, which lagged the benchmark over this period), and lagged the internal benchmark return over the five-year period then ended. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with each fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed each fund’s investor servicing agreement with

Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

Other information for shareholders

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section at putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Forms N-Q on the SEC’s website at www.sec.gov. In addition, the funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2011, Putnam employees had approximately $350,000,000 and the Trustees had approximately $74,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the funds’ financial statements.

The fund’s portfolio lists all the funds’ investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the funds’ net investment gains or losses. This is done by first adding up each fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the funds’ net gain or loss for the fiscal year.

Statement of changes in net assets shows how each fund’s net assets were affected by its net investment gain or loss, by distributions to shareholders, and by changes in the number of fund shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the funds’ investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam RetirementReady® Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam RetirementReady® Funds (the “funds”) at July 31, 2011, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 2011 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 15, 2011

The funds’ portfolios 7/31/11

Putnam RetirementReady 2055 Fund	Shares	Value

Absolute Return Funds (10.3%)*
Putnam Absolute Return 100 Fund (Class Y)	127	$1,318

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	520	5,819

Putnam Absolute Return 700 Fund (Class Y)	1,696	19,831

Total Absolute Return Funds (cost $26,777)		$26,968

Asset Allocation Funds (89.3%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	16,196	190,948

Putnam Asset Allocation: Growth Portfolio (Class Y)	3,286	41,923

Total Asset Allocation Funds (cost $233,562)		$232,871

Fixed Income Funds (0.4%)*
Putnam Money Market Fund (Class A)	1,092	$1,092

Total Fixed Income Funds (cost $1,092)		$1,092

Total Investments (cost $261,431)		$260,931

* Percentages indicated are based on net assets of $260,846

Putnam RetirementReady 2050 Fund	Shares	Value

Absolute Return Funds (10.6%)*
Putnam Absolute Return 100 Fund (Class Y)	5,410	$56,158

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	15,789	176,674

Putnam Absolute Return 700 Fund (Class Y)	51,478	601,780

Total Absolute Return Funds (cost $818,085)		$834,612

Asset Allocation Funds (89.0%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	486,849	5,739,955

Putnam Asset Allocation: Growth Portfolio (Class Y)	99,108	1,264,617

Total Asset Allocation Funds (cost $7,000,225)		$7,004,572

Fixed Income Funds (0.5%)*
Putnam Money Market Fund (Class A)	36,289	$36,289

Total Fixed Income Funds (cost $36,289)		$36,289

Total Investments (cost $7,854,599)		$7,875,473

* Percentages indicated are based on net assets of $7,873,995

The funds’ portfolios 7/31/11 cont.

Putnam RetirementReady 2045 Fund	Shares	Value

Absolute Return Funds (11.1%)*
Putnam Absolute Return 100 Fund (Class Y)	18,869	$195,863

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	32,123	359,457

Putnam Absolute Return 700 Fund (Class Y)	104,741	1,224,426

Total Absolute Return Funds (cost $1,737,963)		$1,779,746

Asset Allocation Funds (88.5%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	794,418	9,366,189

Putnam Asset Allocation: Growth Portfolio (Class Y)	378,213	4,825,995

Total Asset Allocation Funds (cost $13,836,936)		$14,192,184

Fixed Income Funds (0.5%)*
Putnam Money Market Fund (Class A)	74,660	$74,660

Total Fixed Income Funds (cost $74,660)		$74,660

Total Investments (cost $15,649,559)		$16,046,590

* Percentages indicated are based on net assets of $16,044,046

Putnam RetirementReady 2040 Fund	Shares	Value

Absolute Return Funds (11.9%)*
Putnam Absolute Return 100 Fund (Class Y)	48,544	$503,885

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	49,586	554,867

Putnam Absolute Return 700 Fund (Class Y)	161,683	1,890,069

Total Absolute Return Funds (cost $2,884,302)		$2,948,821

Asset Allocation Funds (87.7%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	853,662	10,064,680

Putnam Asset Allocation: Growth Portfolio (Class Y)	914,560	11,669,783

Total Asset Allocation Funds (cost $20,876,256)		$21,734,463

Fixed Income Funds (0.5%)*
Putnam Money Market Fund (Class A)	115,282	$115,282

Total Fixed Income Funds (cost $115,282)		$115,282

Total Investments (cost $23,875,840)		$24,798,566

* Percentages indicated are based on net assets of $24,794,500

The funds’ portfolios 7/31/11 cont.

Putnam RetirementReady 2035 Fund	Shares	Value

Absolute Return Funds (14.3%)*
Putnam Absolute Return 100 Fund (Class Y)	87,123	$904,340

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	116,506	1,303,699

Putnam Absolute Return 700 Fund (Class Y)	247,633	2,894,827

Total Absolute Return Funds (cost $4,988,389)		$5,102,866

Asset Allocation Funds (84.4%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	498,807	5,880,939

Putnam Asset Allocation: Growth Portfolio (Class Y)	1,900,203	24,246,587

Total Asset Allocation Funds (cost $28,010,184)		$30,127,526

Fixed Income Funds (1.3%)*
Putnam Money Market Fund (Class A)	455,562	$455,562

Total Fixed Income Funds (cost $455,562)		$455,562

Total Investments (cost $33,454,135)		$35,685,954

* Percentages indicated are based on net assets of $35,679,284

Putnam RetirementReady 2030 Fund	Shares	Value

Absolute Return Funds (19.4%)*
Putnam Absolute Return 100 Fund (Class Y)	113,539	$1,178,533

Putnam Absolute Return 300 Fund (Class Y)	52,481	565,218

Putnam Absolute Return 500 Fund (Class Y)	210,876	2,359,702

Putnam Absolute Return 700 Fund (Class Y)	423,564	4,951,458

Total Absolute Return Funds (cost $8,866,653)		$9,054,911

Asset Allocation Funds (77.8%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	416,845	$4,681,172

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	2,476,037	31,594,235

Total Asset Allocation Funds (cost $33,127,616)		$36,275,407

Fixed Income Funds (2.8%)*
Putnam Money Market Fund (Class A)	1,300,024	$1,300,024

Total Fixed Income Funds (cost $1,300,024)		$1,300,024

Total Investments (cost $43,294,293)		$46,630,342

* Percentages indicated are based on net assets of $46,621,275

The funds’ portfolios 7/31/11 cont.

Putnam RetirementReady 2025 Fund	Shares	Value

Absolute Return Funds (27.6%)*
Putnam Absolute Return 100 Fund (Class Y)	180,773	$1,876,429

Putnam Absolute Return 300 Fund (Class Y)	212,770	2,291,528

Putnam Absolute Return 500 Fund (Class Y)	279,793	3,130,883

Putnam Absolute Return 700 Fund (Class Y)	597,675	6,986,821

Total Absolute Return Funds (cost $14,014,017)		$14,285,661

Asset Allocation Funds (68.9%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,843,739	$20,705,185

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	1,171,735	14,951,336

Total Asset Allocation Funds (cost $32,997,433)		$35,656,521

Fixed Income Funds (3.5%)*
Putnam Money Market Fund (Class A)	1,802,238	$1,802,238

Total Fixed Income Funds (cost $1,802,238)		$1,802,238

Total Investments (cost $48,813,688)		$51,744,420

* Percentages indicated are based on net assets of $51,734,346

Putnam RetirementReady 2020 Fund	Shares	Value

Absolute Return Funds (37.0%)*
Putnam Absolute Return 100 Fund (Class Y)	222,294	$2,307,408

Putnam Absolute Return 300 Fund (Class Y)	382,574	4,120,325

Putnam Absolute Return 500 Fund (Class Y)	439,217	4,914,837

Putnam Absolute Return 700 Fund (Class Y)	575,516	6,727,782

Total Absolute Return Funds (cost $17,807,355)		$18,070,352

Asset Allocation Funds (58.4%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	2,321,914	$26,075,092

Putnam Asset Allocation: Conservative Portfolio (Class Y)	261,225	2,463,355

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Total Asset Allocation Funds (cost $26,821,496)		$28,538,447

Fixed Income Funds (4.7%)*
Putnam Money Market Fund (Class A)	2,285,317	$2,285,317

Total Fixed Income Funds (cost $2,285,317)		$2,285,317

Total Investments (cost $46,914,168)		$48,894,116

* Percentages indicated are based on net assets of $48,883,681

The funds’ portfolios 7/31/11 cont.

Putnam RetirementReady 2015 Fund	Shares	Value

Absolute Return Funds (47.4%)*
Putnam Absolute Return 100 Fund (Class Y)	232,599	$2,414,382

Putnam Absolute Return 300 Fund (Class Y)	470,358	5,065,750

Putnam Absolute Return 500 Fund (Class Y)	720,077	8,057,659

Putnam Absolute Return 700 Fund (Class Y)	299,590	3,502,207

Total Absolute Return Funds (cost $18,772,354)		$19,039,998

Asset Allocation Funds (46.7%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	889,398	$9,987,942

Putnam Asset Allocation: Conservative Portfolio (Class Y)	929,415	8,764,380

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Total Asset Allocation Funds (cost $17,797,423)		$18,752,322

Fixed Income Funds (6.0%)*
Putnam Money Market Fund (Class A)	2,395,647	$2,395,647

Total Fixed Income Funds (cost $2,395,647)		$2,395,647

Total Investments (cost $38,965,424)		$40,187,967

* Percentages indicated are based on net assets of $40,178,631

Putnam Retirement Income Fund Lifestyle 1	Shares	Value

Absolute Return Funds (60.0%)*
Putnam Absolute Return 100 Fund (Class Y)	251,650	$2,612,128

Putnam Absolute Return 300 Fund (Class Y)	565,420	6,089,576

Putnam Absolute Return 500 Fund (Class Y)	779,063	8,717,716

Putnam Absolute Return 700 Fund (Class Y)	—	—

Total Absolute Return Funds (cost $17,225,649)		$17,419,420

Asset Allocation Funds (34.1%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	1,050,336	9,904,673

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Total Asset Allocation Funds (cost $9,438,041)		$9,904,673

Fixed Income Funds (6.0%)*
Putnam Money Market Fund (Class A)	1,729,325	$1,729,325

Total Fixed Income Funds (cost $1,729,325)		$1,729,325

Total Investments (cost $28,393,015)		$29,053,418

* Percentages indicated are based on net assets of $29,047,266

The funds’ portfolios 7/31/11 cont.

Notes to the funds’ portfolio

Unless noted otherwise, the notes to the funds’ portfolio are for the close of the funds’ reporting period, which ran from August 1, 2010 through July 31, 2011 (the reporting period).

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the funds’ investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2055 Fund	$260,931	$—	$—	$260,931

Putnam RetirementReady 2050 Fund	7,875,473	—	—	7,875,473

Putnam RetirementReady 2045 Fund	16,046,590	—	—	16,046,590

Putnam RetirementReady 2040 Fund	24,798,566	—	—	24,798,566

Putnam RetirementReady 2035 Fund	35,685,954	—	—	35,685,954

Putnam RetirementReady 2030 Fund	46,630,342	—	—	46,630,342

Putnam RetirementReady 2025 Fund	51,744,420	—	—	51,744,420

Putnam RetirementReady 2020 Fund	48,894,116	—	—	48,894,116

Putnam RetirementReady 2015 Fund	40,187,967	—	—	40,187,967

Putnam Retirement Income Fund Lifestyle 1	29,053,418	—	—	29,053,418

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities 7/31/11

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$260,931	$7,875,473	$16,046,590	$24,798,566	$35,685,954

Interest receivable	—	—	1	1	4

Receivable for shares of
the fund sold	2,835	45,585	25,822	44,346	80,047

Receivable for investments sold	5,372	275,960	306,890	596,897	459,188

Unamortized offering costs
(Note 1)	28,061	—	—	—	—

Receivable from Manager
(Note 2)	382	7,665	12,367	19,440	26,874

Total assets	297,581	8,204,683	16,391,670	25,459,250	36,252,067

LIABILITIES

Payable for shares of the
fund repurchased	5,372	275,961	306,891	596,897	459,942

Payable for investments
purchased	2,835	45,585	25,822	44,346	80,051

Payable for distribution fees
(Note 2)	85	1,477	2,544	4,067	5,916

Payable for offering costs
(Note 1)	28,061	—	—	—	—

Other accrued expenses	382	7,665	12,367	19,440	26,874

Total liabilities	36,735	330,688	347,624	664,750	572,783

Net assets	$260,846	$7,873,995	$16,044,046	$24,794,500	$35,679,284

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$258,803	$13,099,919	$25,552,591	$36,925,878	$52,902,195

Undistributed net investment
income (Note 1)	—	43,109	279,604	293,705	620,601

Accumulated net realized
gain (loss) on investments
(Note 1)	2,543	(5,289,907)	(10,185,180)	(13,347,809)	(20,075,331)

Net unrealized appreciation
(depreciation) of investments	(500)	20,874	397,031	922,726	2,231,819

Total — Representing net
assets applicable to
capital outstanding	$260,846	$7,873,995	$16,044,046	$24,794,500	$35,679,284

(Continued on next page)

Statements of assets and liabilities 7/31/11 cont.

	Putnam	Putnam		Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-		Retirement-	Retirement-	Retirement-
NET ASSET VALUE	Ready	Ready		Ready	Ready	Ready
AND OFFERING PRICE	2055 Fund	2050 Fund		2045 Fund	2040 Fund	2035 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$178,654	$4,196,071		$8,781,582	$11,819,081	$18,629,483

Number of shares outstanding	17,704	326,193		611,124	758,348	1,163,458

Net asset value and
redemption price	$10.09	$12.86		$14.37	$15.59	$16.01

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$10.71	$13.64		$15.25	$16.54	$16.99

Computation of net asset value and offering price Class B
Net Assets	$16,808	$119,245		$159,684	$434,442	$594,361

Number of shares outstanding	1,673	9,348		11,988	29,834	39,919

Net asset value and offering price ***	$10.05	$12.76		$13.32	$14.56	$14.89

Computation of net asset value and offering price Class C
Net Assets	$14,622	$87,053		$40,605	$136,638	$278,897

Number of shares outstanding	1,456	6,864		3,025	9,429	18,707

Net asset value and offering price ***	$10.05	****	$12.68	$13.42	$14.49	$14.91

Computation of net asset value, offering price and redemption price Class M
Net Assets	$11,925	$89,869		$8,957	$30,844	$75,292

Number of shares outstanding	1,185	7,052		636	2,089	4,972

Net asset value and
redemption price	$10.06	$12.74		$14.08	$14.77****	$15.14

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$10.42	$13.20		$14.59	$15.31	$15.69

Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,836	$668,846		$1,012,229	$2,057,369	$2,361,044

Number of shares outstanding	1,075	52,594		68,970	128,973	152,791

Net asset value, offering price
and redemption value	$10.08	$12.72		$14.68	$15.95	$15.45

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$28,001	$2,712,911		$6,040,989	$10,316,126	$13,740,207

Number of shares outstanding	2,771	210,091		360,239	576,042	748,722

Net asset value, offering price
and redemption value	$10.11	$12.91		$16.77	$17.91	$18.35

Cost of investments (Note 1)	$261,431	$7,854,599		$15,649,559	$23,875,840	$33,454,135

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

**** Net asset value may not recalculate due to rounding of fractional shares.

Statements of assets and liabilities 7/31/11 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$46,630,342	$51,744,420	$48,894,116	$40,187,967	$29,053,418

Interest receivable	11	15	20	19	15

Cash	—	65	26	—	90

Receivable for shares of
the fund sold	57,246	51,624	74,979	121,529	32,218

Receivable for investments sold	868,041	953,814	2,435,454	2,528,669	1,776,763

Receivable from Manager
(Note 2)	34,778	39,440	37,765	32,645	20,409

Total assets	47,590,418	52,789,378	51,442,360	42,870,829	30,882,913

LIABILITIES

Payable for shares of the
fund repurchased	867,775	953,745	2,435,454	2,528,669	1,776,763

Payable for investments
purchased	57,523	51,708	74,998	121,549	32,233

Payable for distribution fees
(Note 2)	9,067	10,139	10,462	9,335	6,242

Other accrued expenses	34,778	39,440	37,765	32,645	20,409

Total liabilities	969,143	1,055,032	2,558,679	2,692,198	1,835,647

Net assets	$46,621,275	$51,734,346	$48,883,681	$40,178,631	$29,047,266

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$69,497,047	$78,808,678	$77,964,371	$64,767,525	$36,758,620

Undistributed net investment
income (Note 1)	681,304	1,210,294	1,483,681	1,281,350	—

Accumulated net realized loss
on investments (Note 1)	(26,893,125)	(31,215,358)	(32,544,319)	(27,092,787)	(8,371,757)

Net unrealized appreciation
of investments	3,336,049	2,930,732	1,979,948	1,222,543	660,403

Total — Representing net
assets applicable to
capital outstanding	$46,621,275	$51,734,346	$48,883,681	$40,178,631	$29,047,266

(Continued on next page)

Statements of assets and liabilities 7/31/11 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
NET ASSET VALUE	Ready	Ready	Ready	Ready	Income Fund
AND OFFERING PRICE	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A
Net Assets	$26,432,429	$33,234,663	$33,512,609	$29,767,760	$21,074,731

Number of shares outstanding	1,630,122	1,914,898	2,037,305	1,758,686	1,292,870

Net asset value and
redemption price	$16.22	$17.36	$16.45	$16.93	$16.30

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$17.21	$18.42	$17.45	$17.96

Offering price per class A share
(100/96.00 of Class A net
asset value) **					$16.98

Computation of net asset value and offering price Class B
Net Assets	$1,015,323	$929,768	$808,212	$484,528	$205,899

Number of shares outstanding	65,637	56,998	50,826	29,448	12,632

Net asset value and offering price ***	$15.47	$16.31	$15.90	$16.45	$16.30

Computation of net asset value and offering price Class C
Net Assets	$558,326	$517,084	$733,016	$668,400	$496,139

Number of shares outstanding	36,018	31,632	45,945	40,666	30,366

Net asset value and offering price ***	$15.50	$16.35	$15.95	$16.44	$16.34

Computation of net asset value, offering price and redemption price Class M
Net Assets	$590,876	$162,563	$212,716	$328,755	$328,328

Number of shares outstanding	38,078	9,828	13,181	19,773	20,094

Net asset value and
redemption price	$15.52	$16.54	$16.14	$16.63	$16.34

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$16.08	$17.14	$16.73	$17.23

Offering price per class M share
(100/96.75 of Class M net
asset value) **					$16.89

Computation of net asset value, offering price and redemption price Class R
Net Assets	$3,367,349	$3,392,787	$3,171,602	$2,821,655	$1,400,063

Number of shares outstanding	218,209	207,848	199,567	172,025	85,918

Net asset value, offering price
and redemption value	$15.43	$16.32	$15.89	$16.40	$16.30

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$14,656,972	$13,497,481	$10,445,526	$6,107,533	$5,542,106

Number of shares outstanding	800,696	773,700	574,276	359,466	338,976

Net asset value, offering price
and redemption value	$18.31	$17.45	$18.19	$16.99	$16.35

Cost of investments (Note 1)	$43,294,293	$48,813,688	$46,914,168	$38,965,424	$28,393,015

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statements of operations For the year ended 7/31/11*

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Income distributions from
underlying Putnam Fund shares
(Note 6)	$1,706	$233,866	$470,334	$771,977	$1,226,774

EXPENSES (NOTE 2)
Distribution fees — Class A (Note 2)	302	12,470	23,619	32,314	50,594

Distribution fees — Class B (Note 2)	104	1,129	1,337	3,924	5,345

Distribution fees — Class C (Note 2)	83	806	347	1,109	2,619

Distribution fees — Class M (Note 2)	56	567	56	178	489

Distribution fees — Class R (Note 2)	37	2,780	4,257	8,766	9,672

Audit fees	154	5,082	9,963	15,344	22,320

Reports to shareholder	199	3,859	3,530	5,542	4,495

Legal fees	—	7,064	13,171	20,010	—

Amortization of offering costs
(Note 1)	56,585	—	—	—	—

Other fees	72	1,692	1,711	2,029	647

Fees waived and reimbursed by
Manager (Note 2)	(57,010)	(17,697)	(28,375)	(42,925)	(27,462)

Total expenses	582	17,752	29,616	46,291	68,719

Net investment income	1,124	216,114	440,718	725,686	1,158,055

Net realized gain (loss) on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(202)	173,063	767,271	1,454,375	3,734,819

Capital gain distribution from
underlying Putnam Fund shares	6,220	857,984	1,294,229	1,374,563	823,762

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(500)	(29,107)	(162,313)	(46,283)	(692,395)

Net gain on investments	5,518	1,001,940	1,899,187	2,782,655	3,866,186

Net increase in net assets
resulting from operations	$6,642	$1,218,054	$2,339,905	$3,508,341	$5,024,241

* Except for Putnam RetirementReady 2055 Fund, which is for the period 11/30/10 (commencement of operations) to 7/31/11.

Statements of operations For the year ended 7/31/11 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Income distributions from
underlying Putnam Fund shares
(Note 6)	$1,650,087	$1,926,573	$1,811,431	$1,463,168	$924,022

EXPENSES (NOTE 2)

Distribution fees — Class A (Note 2)	69,840	89,665	93,455	85,975	51,727

Distribution fees — Class B (Note 2)	9,398	9,227	7,686	4,668	1,750

Distribution fees — Class C (Note 2)	4,823	4,187	5,529	6,484	3,606

Distribution fees — Class M (Note 2)	4,815	1,180	1,702	2,607	2,348

Distribution fees — Class R (Note 2)	14,845	14,354	12,940	13,013	5,511

Audit fees	28,819	32,950	31,753	27,551	14,532

Reports to shareholder	5,837	6,277	5,878	4,835	3,376

Other fees	792	833	755	638	609

Fees waived and reimbursed by
Manager (Note 2)	(35,448)	(40,060)	(38,386)	(33,024)	(18,517)

Total expenses	103,721	118,613	121,312	112,747	64,942

Net investment income	1,546,366	1,807,960	1,690,119	1,350,421	859,080

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	4,897,234	5,088,248	4,527,086	2,730,125	970,233

Capital gain distribution from
underlying Putnam Fund shares	11,092	24,519	36,485	43,314	51,762

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(584,834)	(766,771)	(1,311,445)	(671,800)	(598,688)

Net gain on investments	4,323,492	4,345,996	3,252,126	2,101,639	423,307

Net increase in net assets
resulting from operations	$5,869,858	$6,153,956	$4,942,245	$3,452,060	$1,282,387

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets

Putnam RetirementReady 2055 Fund — TOTAL INCREASE IN NET ASSETS	For the period 11/30/10
(commencement of
operations) to 7/31/11

Operations:
Net investment income	$1,124

Net realized gain on underlying Putnam Fund shares	6,018

Net unrealized depreciation on underlying Putnam Fund shares	(500)

Net increase in net assets resulting from operations	6,642

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(659)

Class B	(648)

Class C	(648)

Class M	(650)

Class R	(652)

Class Y	(790)

Net realized short-term gain on investments

Class A	(90)

Class B	(89)

Class C	(89)

Class M	(89)

Class R	(89)

Class Y	(106)

Increase from capital share transactions (Note 4)	198,803

Total increase in net assets	200,846

NET ASSETS

Beginning of period (Note 5)	60,000

End of period	$260,846

Statements of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/11	Year ended 7/31/10

Operations:
Net investment income	$216,114	$431,329

Net realized gain on underlying Putnam Fund shares	1,031,047	1,910,358

Net unrealized depreciation on underlying Putnam Fund shares	(29,107)	(1,424,187)

Net increase in net assets resulting from operations	1,218,054	917,500

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(400,781)	(688,626)

Class B	(6,168)	(17,995)

Class C	(5,086)	(7,290)

Class M	(4,954)	(6,810)

Class R	(36,858)	(48,127)

Class Y	(153,599)	(290,816)

Redemption fees (Note 1)	—	1

Increase (decrease) from capital share transactions (Note 4)	(188,850)	52,222

Total increase (decrease) in net assets	421,758	(89,941)

NET ASSETS

Beginning of period	7,452,237	7,542,178

End of period	$7,873,995	$7,452,237

Undistributed net investment income, respectively, end of period	$43,109	$31,261

Statements of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/11	Year ended 7/31/10

Operations:
Net investment income	$440,718	$833,125

Net realized gain on underlying Putnam Fund shares	2,061,500	3,494,331

Net unrealized depreciation on underlying Putnam Fund shares	(162,313)	(2,457,271)

Net increase in net assets resulting from operations	2,339,905	1,870,185

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(654,768)	(1,155,763)

Class B	(8,411)	(17,327)

Class C	(2,242)	(2,181)

Class M	(458)	(609)

Class R	(54,157)	(51,002)

Class Y	(320,414)	(518,684)

Redemption fees (Note 1)	—	10

Increase (decrease) from capital share transactions (Note 4)	279,629	(624,911)

Total increase (decrease) in net assets	1,579,084	(500,282)

NET ASSETS

Beginning of period	14,464,962	14,965,244

End of period	$16,044,046	$14,464,962

Undistributed net investment income, respectively, end of period	$279,604	$271,486

Statements of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/11	Year ended 7/31/10

Operations:
Net investment income	$725,686	$1,140,734

Net realized gain on underlying Putnam Fund shares	2,828,938	5,000,194

Net unrealized depreciation on underlying Putnam Fund shares	(46,283)	(3,340,766)

Net increase in net assets resulting from operations	3,508,341	2,800,162

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(753,293)	(1,394,071)

Class B	(21,843)	(24,654)

Class C	(5,613)	(5,411)

Class M	(1,219)	(1,603)

Class R	(98,983)	(77,668)

Class Y	(470,017)	(713,145)

Redemption fees (Note 1)	—	11

Increase (decrease) from capital share transactions (Note 4)	1,302,788	(1,048,050)

Total increase (decrease) in net assets	3,460,161	(464,429)

NET ASSETS

Beginning of period	21,334,339	21,798,768

End of period	$24,794,500	$21,334,339

Undistributed net investment income, respectively, end of period	$293,705	$274,325

Statements of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/11	Year ended 7/31/10

Operations:
Net investment income	$1,158,055	$1,471,718

Net realized gain on underlying Putnam Fund shares	4,558,581	6,160,664

Net unrealized depreciation on underlying Putnam Fund shares	(692,395)	(3,463,905)

Net increase in net assets resulting from operations	5,024,241	4,168,477

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(905,812)	(1,355,509)

Class B	(21,193)	(30,397)

Class C	(10,110)	(9,388)

Class M	(2,479)	(3,952)

Class R	(82,718)	(53,146)

Class Y	(495,426)	(661,625)

Increase (decrease) from capital share transactions (Note 4)	972,052	(2,355,348)

Total increase (decrease) in net assets	4,478,555	(300,888)

NET ASSETS

Beginning of period	31,200,729	31,501,617

End of period	$35,679,284	$31,200,729

Undistributed net investment income, respectively, end of period	$620,601	$595,853

Statements of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/11	Year ended 7/31/10

Operations:
Net investment income	$1,546,366	$1,639,397

Net realized gain on underlying Putnam Fund shares	4,908,326	7,684,844

Net unrealized depreciation on underlying Putnam Fund shares	(584,834)	(4,002,825)

Net increase in net assets resulting from operations	5,869,858	5,321,416

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(955,412)	(1,192,342)

Class B	(25,893)	(29,195)

Class C	(13,972)	(7,151)

Class M	(18,912)	(25,007)

Class R	(119,254)	(30,249)

Class Y	(415,362)	(477,445)

Redemption fees (Note 1)	—	135

Increase (decrease) from capital share transactions (Note 4)	2,532,812	(3,449,710)

Total increase in net assets	6,853,865	110,452

NET ASSETS

Beginning of period	39,767,410	39,656,958

End of period	$46,621,275	$39,767,410

Undistributed net investment income, respectively, end of period	$681,304	$682,197

Statements of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/11	Year ended 7/31/10

Operations:
Net investment income	$1,807,960	$1,849,300

Net realized gain on underlying Putnam Fund shares	5,112,767	9,345,330

Net unrealized depreciation on underlying Putnam Fund shares	(766,771)	(4,974,965)

Net increase in net assets resulting from operations	6,153,956	6,219,665

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,242,565)	(1,173,037)

Class B	(26,834)	(25,261)

Class C	(11,552)	(6,633)

Class M	(4,744)	(4,651)

Class R	(111,269)	(41,632)

Class Y	(448,550)	(468,166)

Redemption fees (Note 1)	—	277

Increase (decrease) from capital share transactions (Note 4)	853,118	(4,641,919)

Total increase (decrease) in net assets	5,161,560	(141,357)

NET ASSETS

Beginning of year	46,572,786	46,714,143

End of year	$51,734,346	$46,572,786

Undistributed net investment income, respectively, end of year	$1,210,294	$1,242,527

Statements of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/11	Year ended 7/31/10

Operations:
Net investment income	$1,690,119	$1,777,755

Net realized gain on underlying Putnam Fund shares	4,563,571	8,405,035

Net unrealized depreciation on underlying Putnam Fund shares	(1,311,445)	(4,311,421)

Net increase in net assets resulting from operations	4,942,245	5,871,369

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,319,857)	(1,637,890)

Class B	(20,500)	(30,097)

Class C	(12,532)	(17,586)

Class M	(7,090)	(9,130)

Class R	(119,643)	(25,305)

Class Y	(316,238)	(401,107)

Redemption fees (Note 1)	—	25

Increase (decrease) from capital share transactions (Note 4)	1,008,833	(5,071,928)

Total increase (decrease) in net assets	4,155,218	(1,321,649)

NET ASSETS

Beginning of year	44,728,463	46,050,112

End of year	$48,883,681	$44,728,463

Undistributed net investment income, respectively, end of year	$1,483,681	$1,580,094

Statements of changes in net assets cont.

Putnam RetirementReady 2015 Fund —
TOTAL DECREASE IN NET ASSETS	Year ended 7/31/11	Year ended 7/31/10

Operations:
Net investment income	$1,350,421	$1,832,874

Net realized gain on underlying Putnam Fund shares	2,773,439	9,587,142

Net unrealized depreciation on underlying Putnam Fund shares	(671,800)	(5,690,021)

Net increase in net assets resulting from operations	3,452,060	5,729,995

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,194,331)	(2,171,818)

Class B	(12,913)	(20,911)

Class C	(15,717)	(18,779)

Class M	(10,530)	(10,089)

Class R	(104,459)	(57,709)

Class Y	(224,844)	(292,539)

Redemption fees (Note 1)	—	104

Decrease from capital share transactions (Note 4)	(2,074,053)	(17,749,208)

Total decrease in net assets	(184,787)	(14,590,954)

NET ASSETS

Beginning of period	40,363,418	54,954,372

End of period	$40,178,631	$40,363,418

Undistributed net investment income, respectively, end of period	$1,281,350	$1,481,918

Statements of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/11	Year ended 7/31/10

Operations:
Net investment income	$859,080	$413,553

Net realized gain on underlying Putnam Fund shares	1,021,995	2,723,349

Net unrealized depreciation on underlying Putnam Fund shares	(598,688)	(1,772,752)

Net increase in net assets resulting from operations	1,282,387	1,364,150

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(682,041)	(318,697)

Class B	(4,742)	(893)

Class C	(10,359)	(1,727)

Class M	(7,949)	(8,087)

Class R	(39,971)	(2,606)

Class Y	(156,340)	(101,222)

Redemption fees (Note 1)	—	1,272

Increase (decrease) from capital share transactions (Note 4)	15,170,951	(2,128,417)

Total increase (decrease) in net assets	15,551,936	(1,196,227)

NET ASSETS

Beginning of period	13,495,330	14,691,557

End of period	$29,047,266	$13,495,330

Undistributed net investment income, respectively, end of period	$—	$28,727

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a] on investments		operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
July 31, 2011†	$10.00	— [e]	.83	.83	(.65)	(.09)	(.74)	$10.09	8.53 *	$179	.17*	(.01)*	101*

Class B
July 31, 2011†	$10.00	.12	.67	.79	(.65)	(.09)	(.74)	$10.05	8.03 *	$17	.67*	1.13*	101*

Class C
July 31, 2011†	$10.00	.16	.63	.79	(.65)	(.09)	(.74)	$10.05	8.03 *	$15	.67*	1.58*	101*

Class M
July 31, 2011†	$10.00	.21	.59	.80	(.65)	(.09)	(.74)	$10.06	8.16 *	$12	.50*	2.02*	101*

Class R
July 31, 2011†	$10.00	.23	.59	.82	(.65)	(.09)	(.74)	$10.08	8.40 *	$11	.33*	2.23*	101*

Class Y
July 31, 2011†	$10.00	.18	.68	.86	(.66)	(.09)	(.75)	$10.11	8.76 *	$28	—	1.73*	101*

See page 80 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60	61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2011	$11.88	.36	1.56	1.92	(.94)	—	(.94)	—	$12.86	16.33	$4,196.25		2.84	72
July 31, 2010	12.19	.66	.90	1.56	(1.87)	—	(1.87)	— [e]	11.88	12.76	4,886.25		5.36	86
July 31, 2009	15.83	.07	(3.08)	(3.01)	(.19)	(.44)	(.63)	— [e]	12.19	(18.34)	5,110.35		.64	171
July 31, 2008	21.18	.21	(2.85)	(2.64)	(.51)	(2.20)	(2.71)	—	15.83	(14.25)	7,132.35		1.13	151
July 31, 2007	18.79	.17	2.89	3.06	(.33)	(.34)	(.67)	— [e]	21.18	16.35	10,042.34		.81	68

Class B
July 31, 2011	$11.77	.20	1.61	1.81	(.82)	—	(.82)	—	$12.76	15.52	$119	1.00	1.56	72
July 31, 2010	12.09	.67	.79	1.46	(1.78)	—	(1.78)	— [e]	11.77	11.98	105	1.00	5.45	86
July 31, 2009	15.69	(.02)	(3.05)	(3.07)	(.09)	(.44)	(.53)	— [e]	12.09	(19.00)	137	1.10	(.19)	171
July 31, 2008	21.02	.06	(2.83)	(2.77)	(.36)	(2.20)	(2.56)	—	15.69	(14.91)	119	1.10	.31	151
July 31, 2007	18.71	.02	2.86	2.88	(.23)	(.34)	(.57)	— [e]	21.02	15.50	143	1.09	.12	68

Class C
July 31, 2011	$11.74	.20	1.60	1.80	(.86)	—	(.86)	—	$12.68	15.46	$87	1.00	1.61	72
July 31, 2010	12.08	.54	.92	1.46	(1.80)	—	(1.80)	— [e]	11.74	11.99	65	1.00	4.44	86
July 31, 2009	15.70	(.03)	(3.05)	(3.08)	(.10)	(.44)	(.54)	— [e]	12.08	(19.01)	46	1.10	(.29)	171
July 31, 2008	21.12	.05	(2.81)	(2.76)	(.46)	(2.20)	(2.66)	—	15.70	(14.90)	34	1.10	.29	151
July 31, 2007	18.72	(.10)	2.98	2.88	(.14)	(.34)	(.48)	— [e]	21.12	15.49	16	1.09	(.44)	68

Class M
July 31, 2011	$11.79	.24	1.60	1.84	(.89)	—	(.89)	—	$12.74	15.76	$90.75		1.85	72
July 31, 2010	12.12	.60	.89	1.49	(1.82)	—	(1.82)	— [e]	11.79	12.24	57.75		4.92	86
July 31, 2009	15.74	— [e]	(3.05)	(3.05)	(.13)	(.44)	(.57)	— [e]	12.12	(18.78)	43.85		(.01)	171
July 31, 2008	21.12	.10	(2.83)	(2.73)	(.45)	(2.20)	(2.65)	—	15.74	(14.69)	36.85		.54	151
July 31, 2007	18.74	(.02)	2.96	2.94	(.22)	(.34)	(.56)	— [e]	21.12	15.74	29.84		(.11)	68

Class R
July 31, 2011	$11.77	.26	1.60	1.86	(.91)	—	(.91)	—	$12.72	16.04	$669.50		2.08	72
July 31, 2010	12.10	.62	.91	1.53	(1.86)	—	(1.86)	— [e]	11.77	12.56	406.50		5.09	86
July 31, 2009	15.74	.02	(3.05)	(3.03)	(.17)	(.44)	(.61)	— [e]	12.10	(18.58)	256.60		.18	171
July 31, 2008	21.12	.13	(2.81)	(2.68)	(.50)	(2.20)	(2.70)	—	15.74	(14.47)	150.60		.73	151
July 31, 2007	18.77	.08	2.92	3.00	(.31)	(.34)	(.65)	— [e]	21.12	16.08	66.59		.38	68

Class Y
July 31, 2011	$11.92	.32	1.64	1.96	(.97)	—	(.97)	—	$12.91	16.64	$2,713	—	2.48	72
July 31, 2010	12.22	.76	.84	1.60	(1.90)	—	(1.90)	— [e]	11.92	13.10	1,932	—	6.11	86
July 31, 2009	15.89	.11	(3.12)	(3.01)	(.22)	(.44)	(.66)	— [e]	12.22	(18.20)	1,951.10		.95	171
July 31, 2008	21.26	.24	(2.85)	(2.61)	(.56)	(2.20)	(2.76)	—	15.89	(14.04)	3,417.10		1.26	151
July 31, 2007	18.84	.19	2.92	3.11	(.35)	(.34)	(.69)	— [e]	21.26	16.65	5,128.09		.90	68

See page 80 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62	63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2011	$13.24	.40	1.71	2.11	(.98)	—	(.98)	—	$14.37	16.14	$8,782.25		2.77	48
July 31, 2010	13.23	.70	1.02	1.72	(1.71)	—	(1.71)	— [e]	13.24	13.01	8,985.25		5.16	76
July 31, 2009	17.10	.09	(3.27)	(3.18)	(.01)	(.68)	(.69)	— [e]	13.23	(17.96)	10,108.35		.73	158
July 31, 2008	26.39	.26	(3.04)	(2.78)	(.93)	(5.58)	(6.51)	— [e]	17.10	(13.88)	14,332.34		1.21	134
July 31, 2007	24.07	.25	3.64	3.89	(.44)	(1.13)	(1.57)	— [e]	26.39	16.36	22,590.33		.93	78

Class B
July 31, 2011	$12.34	.23	1.63	1.86	(.88)	—	(.88)	—	$13.32	15.27	$160	1.00	1.76	48
July 31, 2010	12.45	.62	.90	1.52	(1.63)	—	(1.63)	— [e]	12.34	12.11	119	1.00	4.86	76
July 31, 2009	16.25	(.02)	(3.10)	(3.12)	—	(.68)	(.68)	— [e]	12.45	(18.53)	138	1.10	(.14)	158
July 31, 2008	25.42	.09	(2.89)	(2.80)	(.79)	(5.58)	(6.37)	— [e]	16.25	(14.52)	158	1.09	.45	134
July 31, 2007	23.30	.04	3.53	3.57	(.32)	(1.13)	(1.45)	— [e]	25.42	15.49	158	1.08	.16	78

Class C
July 31, 2011	$12.46	.24	1.64	1.88	(.92)	—	(.92)	—	$13.42	15.24	$41	1.00	1.81	48
July 31, 2010	12.56	.54	1.00	1.54	(1.64)	—	(1.64)	— [e]	12.46	12.18	22	1.00	4.21	76
July 31, 2009	16.39	— [e]	(3.15)	(3.15)	—	(.68)	(.68)	— [e]	12.56	(18.55)	13	1.10	.01	158
July 31, 2008	25.59	.08	(2.90)	(2.82)	(.80)	(5.58)	(6.38)	— [e]	16.39	(14.52)	20	1.09	.40	134
July 31, 2007	23.40	.03	3.55	3.58	(.26)	(1.13)	(1.39)	— [e]	25.59	15.48	17	1.08	.12	78

Class M
July 31, 2011	$13.01	.28	1.72	2.00	(.93)	—	(.93)	—	$14.08	15.52	$9.75		2.01	48
July 31, 2010	13.03	.63	1.00	1.63	(1.65)	—	(1.65)	— [e]	13.01	12.45	6.75		4.71	76
July 31, 2009	16.93	.02	(3.24)	(3.22)	—	(.68)	(.68)	— [e]	13.03	(18.37)	5.85		.18	158
July 31, 2008	25.71	.02	(2.88)	(2.86)	(.35)	(5.58)	(5.93)	.01	16.93	(14.29)	7.84		.13	134
July 31, 2007	23.44	.14	3.52	3.66	(.26)	(1.13)	(1.39)	— [e]	25.71	15.79	1.83		.54	78

Class R
July 31, 2011	$13.52	.35	1.77	2.12	(.96)	—	(.96)	—	$14.68	15.88	$1,012.50		2.36	48
July 31, 2010	13.49	.61	1.10	1.71	(1.68)	—	(1.68)	— [e]	13.52	12.67	644.50		4.42	76
July 31, 2009	17.44	.05	(3.32)	(3.27)	—	(.68)	(.68)	— [e]	13.49	(18.14)	335.60		.37	158
July 31, 2008	26.84	.17	(3.06)	(2.89)	(.93)	(5.58)	(6.51)	—	17.44	(14.08)	364.59		.82	134
July 31, 2007	24.53	.14	3.76	3.90	(.46)	(1.13)	(1.59)	— [e]	26.84	16.09	193.58		.52	78

Class Y
July 31, 2011	$15.30	.47	2.02	2.49	(1.02)	—	(1.02)	—	$16.77	16.45	$6,041	—	2.82	48
July 31, 2010	15.05	.92	1.08	2.00	(1.75)	—	(1.75)	— [e]	15.30	13.28	4,689	—	5.88	76
July 31, 2009	19.33	.13	(3.68)	(3.55)	(.05)	(.68)	(.73)	— [e]	15.05	(17.77)	4,366.10		.92	158
July 31, 2008	28.99	.31	(3.38)	(3.07)	(1.01)	(5.58)	(6.59)	— [e]	19.33	(13.66)	7,181.09		1.29	134
July 31, 2007	26.29	.36	3.96	4.32	(.49)	(1.13)	(1.62)	— [e]	28.99	16.66	12,015.08		1.25	78

See page 80 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64	65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2011	$14.23	.46	1.78	2.24	(.88)	—	(.88)	—	$15.59	15.90	$11,819.25		2.98	45
July 31, 2010	13.92	.70	1.14	1.84	(1.53)	—	(1.53)	— [e]	14.23	13.23	11,637.25		4.84	75
July 31, 2009	17.50	.12	(3.18)	(3.06)	(.04)	(.48)	(.52)	— [e]	13.92	(17.02)	13,919.35		.93	158
July 31, 2008	26.10	.31	(3.06)	(2.75)	(.93)	(4.92)	(5.85)	— [e]	17.50	(13.48)	20,919.34		1.44	134
July 31, 2007	24.01	.29	3.45	3.74	(.46)	(1.19)	(1.65)	— [e]	26.10	15.77	30,802.33		1.11	60

Class B
July 31, 2011	$13.38	.32	1.67	1.99	(.81)	—	(.81)	—	$14.56	15.00	$434	1.00	2.21	45
July 31, 2010	13.17	.52	1.12	1.64	(1.43)	—	(1.43)	— [e]	13.38	12.39	258	1.00	3.83	75
July 31, 2009	16.67	.01	(3.03)	(3.02)	—	(.48)	(.48)	— [e]	13.17	(17.66)	226	1.10	.09	158
July 31, 2008	25.12	.10	(2.88)	(2.78)	(.75)	(4.92)	(5.67)	— [e]	16.67	(14.12)	338	1.09	.50	134
July 31, 2007	23.25	.08	3.35	3.43	(.37)	(1.19)	(1.56)	— [e]	25.12	14.91	278	1.08	.30	60

Class C
July 31, 2011	$13.32	.27	1.70	1.97	(.80)	—	(.80)	—	$14.49	14.96	$137	1.00	1.88	45
July 31, 2010	13.16	.47	1.16	1.63	(1.47)	—	(1.47)	— [e]	13.32	12.37	90	1.00	3.44	75
July 31, 2009	16.65	(.02)	(2.99)	(3.01)	—	(.48)	(.48)	— [e]	13.16	(17.62)	38	1.10	(.14)	158
July 31, 2008	25.20	.11	(2.88)	(2.77)	(.86)	(4.92)	(5.78)	— [e]	16.65	(14.11)	30	1.09	.57	134
July 31, 2007	23.31	.01	3.42	3.43	(.35)	(1.19)	(1.54)	— [e]	25.20	14.92	18	1.08	.05	60

Class M
July 31, 2011	$13.53	.31	1.75	2.06	(.82)	—	(.82)	—	$14.77	15.34	$31.75		2.11	45
July 31, 2010	13.32	.50	1.19	1.69	(1.48)	—	(1.48)	— [e]	13.53	12.65	18.75		3.58	75
July 31, 2009	16.82	.02	(3.04)	(3.02)	—	(.48)	(.48)	— [e]	13.32	(17.46)	15.85		.13	158
July 31, 2008	25.24	.18	(2.92)	(2.74)	(.76)	(4.92)	(5.68)	— [e]	16.82	(13.90)	9.84		.88	134
July 31, 2007	23.32	.19	3.31	3.50	(.39)	(1.19)	(1.58)	— [e]	25.24	15.19	14.83		.76	60

Class R
July 31, 2011	$14.57	.42	1.82	2.24	(.86)	—	(.86)	—	$15.95	15.55	$2,057.50		2.63	45
July 31, 2010	14.23	.57	1.28	1.85	(1.51)	—	(1.51)	— [e]	14.57	12.97	1,278.50		3.86	75
July 31, 2009	17.89	.06	(3.23)	(3.17)	(.01)	(.48)	(.49)	— [e]	14.23	(17.25)	622.60		.46	158
July 31, 2008	26.61	.20	(3.06)	(2.86)	(.94)	(4.92)	(5.86)	— [e]	17.89	(13.68)	499.59		.98	134
July 31, 2007	24.50	.20	3.55	3.75	(.45)	(1.19)	(1.64)	— [e]	26.61	15.49	158.58		.75	60

Class Y
July 31, 2011	$16.23	.53	2.07	2.60	(.92)	—	(.92)	—	$17.91	16.17	$10,316	—	2.99	45
July 31, 2010	15.68	.86	1.26	2.12	(1.57)	—	(1.57)	— [e]	16.23	13.52	8,053	—	5.22	75
July 31, 2009	19.63	.15	(3.54)	(3.39)	(.08)	(.48)	(.56)	— [e]	15.68	(16.83)	6,979.10		1.05	158
July 31, 2008	28.57	.36	(3.38)	(3.02)	(1.00)	(4.92)	(5.92)	— [e]	19.63	(13.26)	9,917.09		1.50	134
July 31, 2007	26.13	.40	3.74	4.14	(.51)	(1.19)	(1.70)	— [e]	28.57	16.06	16,298.08		1.39	60

See page 80 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66	67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2011	$14.50	.52	1.67	2.19	(.68)	—	(.68)	—	$16.01	15.23	$18,629.25		3.32	45
July 31, 2010	13.62	.62	1.23	1.85	(.97)	—	(.97)	— [e]	14.50	13.57	18,603.25		4.29	65
July 31, 2009	17.02	.14	(3.00)	(2.86)	(.06)	(.48)	(.54)	— [e]	13.62	(16.22)	20,418.35		1.12	153
July 31, 2008	25.13	.34	(2.84)	(2.50)	(.94)	(4.67)	(5.61)	— [e]	17.02	(12.79)	29,945.34		1.65	127
July 31, 2007	23.42	.33	3.17	3.50	(.49)	(1.30)	(1.79)	— [e]	25.13	15.18	43,169.33		1.30	58

Class B
July 31, 2011	$13.55	.35	1.58	1.93	(.59)	—	(.59)	—	$14.89	14.35	$594	1.00	2.40	45
July 31, 2010	12.80	.51	1.13	1.64	(.89)	—	(.89)	— [e]	13.55	12.77	421	1.00	3.74	65
July 31, 2009	16.07	.03	(2.82)	(2.79)	—	(.48)	(.48)	— [e]	12.80	(16.85)	397	1.10	.23	153
July 31, 2008	24.06	.16	(2.69)	(2.53)	(.79)	(4.67)	(5.46)	— [e]	16.07	(13.46)	486	1.09	.85	127
July 31, 2007	22.54	.13	3.05	3.18	(.36)	(1.30)	(1.66)	— [e]	24.06	14.32	510	1.08	.55	58

Class C
July 31, 2011	$13.57	.34	1.60	1.94	(.60)	—	(.60)	—	$14.91	14.37	$279	1.00	2.33	45
July 31, 2010	12.83	.42	1.21	1.63	(.89)	—	(.89)	— [e]	13.57	12.69	232	1.00	3.08	65
July 31, 2009	16.10	.01	(2.80)	(2.79)	—	(.48)	(.48)	— [e]	12.83	(16.81)	126	1.10	.08	153
July 31, 2008	24.12	.15	(2.68)	(2.53)	(.82)	(4.67)	(5.49)	— [e]	16.10	(13.45)	108	1.09	.78	127
July 31, 2007	22.69	.14	3.06	3.20	(.47)	(1.30)	(1.77)	— [e]	24.12	14.31	83	1.08	.58	58

Class M
July 31, 2011	$13.75	.37	1.63	2.00	(.61)	—	(.61)	—	$15.14	14.62	$75.75		2.45	45
July 31, 2010	12.97	.51	1.17	1.68	(.90)	—	(.90)	— [e]	13.75	12.98	65.75		3.69	65
July 31, 2009	16.25	.07	(2.85)	(2.78)	(.02)	(.48)	(.50)	— [e]	12.97	(16.60)	58.85		.63	153
July 31, 2008	24.26	.21	(2.72)	(2.51)	(.83)	(4.67)	(5.50)	— [e]	16.25	(13.23)	53.84		1.08	127
July 31, 2007	22.68	.18	3.09	3.27	(.39)	(1.30)	(1.69)	— [e]	24.26	14.60	63.83		.74	58

Class R
July 31, 2011	$14.04	.41	1.67	2.08	(.67)	—	(.67)	—	$15.45	14.91	$2,361.50		2.66	45
July 31, 2010	13.22	.45	1.31	1.76	(.94)	—	(.94)	— [e]	14.04	13.34	1,278.50		3.21	65
July 31, 2009	16.57	.07	(2.89)	(2.82)	(.05)	(.48)	(.53)	— [e]	13.22	(16.45)	636.60		.61	153
July 31, 2008	24.66	.25	(2.74)	(2.49)	(.93)	(4.67)	(5.60)	— [e]	16.57	(13.01)	500.59		1.28	127
July 31, 2007	23.08	.21	3.17	3.38	(.50)	(1.30)	(1.80)	— [e]	24.66	14.89	302.58		.83	58

Class Y
July 31, 2011	$16.53	.59	1.95	2.54	(.72)	—	(.72)	—	$18.35	15.48	$13,740	—	3.24	45
July 31, 2010	15.40	.79	1.34	2.13	(1.00)	—	(1.00)	— [e]	16.53	13.86	10,601	—	4.78	65
July 31, 2009	19.14	.20	(3.36)	(3.16)	(.10)	(.48)	(.58)	— [e]	15.40	(15.98)	9,867.10		1.37	153
July 31, 2008	27.59	.41	(3.18)	(2.77)	(1.01)	(4.67)	(5.68)	— [e]	19.14	(12.61)	17,989.09		1.77	127
July 31, 2007	25.53	.43	3.47	3.90	(.54)	(1.30)	(1.84)	— [e]	27.59	15.47	29,456.08		1.57	58

See page 80 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68	69

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2011	$14.70	.54	1.51	2.05	(.53)	—	(.53)	—	$16.22	14.08	$26,432.25		3.39	43
July 31, 2010	13.46	.53	1.31	1.84	(.60)	—	(.60)	— [e]	14.70	13.73	25,133.25		3.66	73
July 31, 2009	16.85	.17	(2.85)	(2.68)	(.11)	(.60)	(.71)	— [e]	13.46	(15.08)	27,113.35		1.33	148
July 31, 2008	24.69	.39	(2.70)	(2.31)	(.94)	(4.59)	(5.53)	— [e]	16.85	(12.03)	38,938.34		1.93	122
July 31, 2007	23.13	.37	2.95	3.32	(.51)	(1.25)	(1.76)	— [e]	24.69	14.57	55,378.32		1.50	65

Class B
July 31, 2011	$14.06	.38	1.47	1.85	(.44)	—	(.44)	—	$15.47	13.20	$1,015	1.00	2.48	43
July 31, 2010	12.92	.42	1.24	1.66	(.52)	—	(.52)	— [e]	14.06	12.89	810	1.00	3.00	73
July 31, 2009	16.17	.05	(2.70)	(2.65)	— [e]	(.60)	(.60)	— [e]	12.92	(15.74)	642	1.10	.38	148
July 31, 2008	23.91	.20	(2.57)	(2.37)	(.78)	(4.59)	(5.37)	— [e]	16.17	(12.70)	687	1.09	1.07	122
July 31, 2007	22.50	.18	2.85	3.03	(.37)	(1.25)	(1.62)	— [e]	23.91	13.70	609	1.07	.74	65

Class C
July 31, 2011	$14.11	.35	1.50	1.85	(.46)	—	(.46)	—	$15.50	13.20	$558	1.00	2.30	43
July 31, 2010	12.97	.29	1.39	1.68	(.54)	—	(.54)	— [e]	14.11	12.93	376	1.00	2.07	73
July 31, 2009	16.24	.03	(2.70)	(2.67)	— [e]	(.60)	(.60)	— [e]	12.97	(15.78)	144	1.10	.25	148
July 31, 2008	24.03	.20	(2.59)	(2.39)	(.81)	(4.59)	(5.40)	— [e]	16.24	(12.72)	118	1.09	1.03	122
July 31, 2007	22.45	.11	2.93	3.04	(.21)	(1.25)	(1.46)	— [e]	24.03	13.71	90	1.07	.45	65

Class M
July 31, 2011	$14.09	.43	1.46	1.89	(.46)	—	(.46)	—	$15.52	13.48	$591.75		2.80	43
July 31, 2010	12.93	.45	1.25	1.70	(.54)	—	(.54)	— [e]	14.09	13.19	578.75		3.21	73
July 31, 2009	16.20	.08	(2.71)	(2.63)	(.04)	(.60)	(.64)	— [e]	12.93	(15.53)	612.85		.69	148
July 31, 2008	23.95	.27	(2.60)	(2.33)	(.83)	(4.59)	(5.42)	— [e]	16.20	(12.49)	691.84		1.38	122
July 31, 2007	22.55	.25	2.86	3.11	(.46)	(1.25)	(1.71)	— [e]	23.95	13.99	776.82		1.04	65

Class R
July 31, 2011	$14.05	.46	1.46	1.92	(.54)	—	(.54)	—	$15.43	13.73	$3,367.50		3.04	43
July 31, 2010	12.89	.29	1.45	1.74	(.58)	—	(.58)	— [e]	14.05	13.50	1,875.50		2.09	73
July 31, 2009	16.19	.11	(2.72)	(2.61)	(.09)	(.60)	(.69)	— [e]	12.89	(15.33)	582.60		.94	148
July 31, 2008	24.00	.29	(2.57)	(2.28)	(.94)	(4.59)	(5.53)	— [e]	16.19	(12.28)	704.59		1.57	122
July 31, 2007	22.56	.27	2.90	3.17	(.48)	(1.25)	(1.73)	— [e]	24.00	14.27	246.57		1.10	65

Class Y
July 31, 2011	$16.53	.62	1.73	2.35	(.57)	—	(.57)	—	$18.31	14.35	$14,657	—	3.42	43
July 31, 2010	15.06	.71	1.40	2.11	(.64)	—	(.64)	— [e]	16.53	14.02	10,996	—	4.32	73
July 31, 2009	18.74	.25	(3.18)	(2.93)	(.15)	(.60)	(.75)	— [e]	15.06	(14.87)	10,564.10		1.79	148
July 31, 2008	26.86	.47	(2.99)	(2.52)	(1.01)	(4.59)	(5.60)	— [e]	18.74	(11.84)	25,779.09		2.09	122
July 31, 2007	25.01	.48	3.18	3.66	(.56)	(1.25)	(1.81)	— [e]	26.86	14.85	36,228.07		1.78	65

See page 80 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70	71

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2011	$15.98	.59	1.36	1.95	(.57)	—	(.57)	—	$17.36	12.30	$33,235.25		3.46	50
July 31, 2010	14.54	.56	1.41	1.97	(.53)	—	(.53)	— [e]	15.98	13.61	32,661.25		3.56	79
July 31, 2009	17.78	.26	(2.90)	(2.64)	(.15)	(.45)	(.60)	— [e]	14.54	(14.28)	33,256.35		1.95	139
July 31, 2008	25.65	.47	(2.68)	(2.21)	(.97)	(4.69)	(5.66)	— [e]	17.78	(11.07)	46,218.34		2.18	118
July 31, 2007	24.30	.43	2.90	3.33	(.55)	(1.43)	(1.98)	— [e]	25.65	13.91	68,996.32		1.67	63

Class B
July 31, 2011	$15.05	.42	1.30	1.72	(.46)	—	(.46)	—	$16.31	11.47	$930	1.00	2.64	50
July 31, 2010	13.75	.41	1.33	1.74	(.44)	—	(.44)	— [e]	15.05	12.65	894	1.00	2.77	79
July 31, 2009	16.80	.14	(2.71)	(2.57)	(.03)	(.45)	(.48)	— [e]	13.75	(14.87)	777	1.10	1.09	139
July 31, 2008	24.55	.28	(2.53)	(2.25)	(.81)	(4.69)	(5.50)	— [e]	16.80	(11.74)	928	1.09	1.40	118
July 31, 2007	23.40	.22	2.79	3.01	(.43)	(1.43)	(1.86)	— [e]	24.55	13.06	1,144	1.07	.90	63

Class C
July 31, 2011	$15.11	.38	1.34	1.72	(.48)	—	(.48)	—	$16.35	11.46	$517	1.00	2.37	50
July 31, 2010	13.81	.36	1.39	1.75	(.45)	—	(.45)	— [e]	15.11	12.70	334	1.00	2.43	79
July 31, 2009	16.87	.12	(2.70)	(2.58)	(.03)	(.45)	(.48)	— [e]	13.81	(14.88)	196	1.10	.95	139
July 31, 2008	24.64	.28	(2.53)	(2.25)	(.83)	(4.69)	(5.52)	— [e]	16.87	(11.74)	151	1.09	1.39	118
July 31, 2007	23.45	.23	2.79	3.02	(.40)	(1.43)	(1.83)	— [e]	24.64	13.07	181	1.07	.91	63

Class M
July 31, 2011	$15.26	.45	1.33	1.78	(.50)	—	(.50)	—	$16.54	11.76	$163.75		2.79	50
July 31, 2010	13.95	.48	1.33	1.81	(.50)	—	(.50)	— [e]	15.26	12.98	154.75		3.18	79
July 31, 2009	16.96	.18	(2.74)	(2.56)	—	(.45)	(.45)	— [e]	13.95	(14.68)	94.85		1.36	139
July 31, 2008	24.72	.34	(2.56)	(2.22)	(.85)	(4.69)	(5.54)	— [e]	16.96	(11.53)	120.84		1.67	118
July 31, 2007	23.49	.29	2.80	3.09	(.43)	(1.43)	(1.86)	— [e]	24.72	13.34	295.82		1.16	63

Class R
July 31, 2011	$15.09	.49	1.31	1.80	(.57)	—	(.57)	—	$16.32	12.01	$3,393.50		3.04	50
July 31, 2010	13.77	.45	1.38	1.83	(.51)	—	(.51)	— [e]	15.09	13.30	1,766.50		3.01	79
July 31, 2009	16.91	.18	(2.73)	(2.55)	(.14)	(.45)	(.59)	— [e]	13.77	(14.49)	1,097.60		1.46	139
July 31, 2008	24.72	.34	(2.50)	(2.16)	(.96)	(4.69)	(5.65)	— [e]	16.91	(11.30)	697.59		1.77	118
July 31, 2007	23.54	.33	2.83	3.16	(.55)	(1.43)	(1.98)	— [e]	24.72	13.64	284.57		1.31	63

Class Y
July 31, 2011	$16.05	.60	1.41	2.01	(.61)	—	(.61)	—	$17.45	12.65	$13,497	—	3.47	50
July 31, 2010	14.61	.67	1.34	2.01	(.57)	—	(.57)	— [e]	16.05	13.80	10,764	—	4.24	79
July 31, 2009	17.87	.34	(2.95)	(2.61)	(.20)	(.45)	(.65)	— [e]	14.61	(14.04)	11,294.10		2.48	139
July 31, 2008	25.77	.50	(2.67)	(2.17)	(1.04)	(4.69)	(5.73)	— [e]	17.87	(10.85)	34,366.09		2.32	118
July 31, 2007	24.40	.51	2.89	3.40	(.60)	(1.43)	(2.03)	— [e]	25.77	14.20	51,638.07		1.96	63

See page 80 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72	73

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2011	$15.44	.54	1.03	1.57	(.56)	—	(.56)	—	$16.45	10.30	$33,513.25		3.34	55
July 31, 2010	14.26	.54	1.30	1.84	(.66)	—	(.66)	— [e]	15.44	12.99	34,289.25		3.54	84
July 31, 2009	17.01	.44	(2.73)	(2.29)	(.23)	(.23)	(.46)	— [e]	14.26	(13.00)	35,294.35		3.30	138
July 31, 2008	23.04	.52	(2.29)	(1.77)	(.89)	(3.37)	(4.26)	— [e]	17.01	(9.55)	53,340.34		2.58	115
July 31, 2007	22.04	.46	2.23	2.69	(.56)	(1.13)	(1.69)	— [e]	23.04	12.36	88,759.32		1.99	56

Class B
July 31, 2011	$14.94	.39	1.01	1.40	(.44)	—	(.44)	—	$15.90	9.46	$808	1.00	2.47	55
July 31, 2010	13.84	.42	1.25	1.67	(.57)	—	(.57)	— [e]	14.94	12.11	695	1.00	2.87	84
July 31, 2009	16.46	.32	(2.60)	(2.28)	(.11)	(.23)	(.34)	— [e]	13.84	(13.60)	699	1.10	2.49	138
July 31, 2008	22.45	.33	(2.20)	(1.87)	(.75)	(3.37)	(4.12)	— [e]	16.46	(10.26)	794	1.09	1.75	115
July 31, 2007	21.57	.28	2.18	2.46	(.45)	(1.13)	(1.58)	— [e]	22.45	11.53	750	1.07	1.23	56

Class C
July 31, 2011	$14.99	.33	1.07	1.40	(.44)	—	(.44)	—	$15.95	9.43	$733	1.00	2.08	55
July 31, 2010	13.90	.41	1.27	1.68	(.59)	—	(.59)	— [e]	14.99	12.14	483	1.00	2.75	84
July 31, 2009	16.55	.29	(2.59)	(2.30)	(.12)	(.23)	(.35)	— [e]	13.90	(13.62)	367	1.10	2.27	138
July 31, 2008	22.57	.33	(2.21)	(1.88)	(.77)	(3.37)	(4.14)	— [e]	16.55	(10.24)	236	1.09	1.77	115
July 31, 2007	21.61	.27	2.20	2.47	(.38)	(1.13)	(1.51)	— [e]	22.57	11.53	178	1.07	1.16	56

Class M
July 31, 2011	$15.16	.46	1.00	1.46	(.48)	—	(.48)	—	$16.14	9.74	$213.75		2.91	55
July 31, 2010	14.02	.46	1.27	1.73	(.59)	—	(.59)	— [e]	15.16	12.38	234.75		3.08	84
July 31, 2009	16.56	.37	(2.62)	(2.25)	(.06)	(.23)	(.29)	— [e]	14.02	(13.38)	218.85		2.81	138
July 31, 2008	22.57	.39	(2.22)	(1.83)	(.81)	(3.37)	(4.18)	— [e]	16.56	(10.03)	440.84		2.03	115
July 31, 2007	21.64	.33	2.20	2.53	(.47)	(1.13)	(1.60)	— [e]	22.57	11.82	1,056.82		1.44	56

Class R
July 31, 2011	$14.98	.48	1.01	1.49	(.58)	—	(.58)	—	$15.89	10.04	$3,172.50		3.06	55
July 31, 2010	13.87	.43	1.31	1.74	(.63)	—	(.63)	— [e]	14.98	12.62	1,051.50		2.89	84
July 31, 2009	16.57	.38	(2.63)	(2.25)	(.22)	(.23)	(.45)	— [e]	13.87	(13.19)	461.60		3.01	138
July 31, 2008	22.60	.40	(2.18)	(1.78)	(.88)	(3.37)	(4.25)	— [e]	16.57	(9.78)	612.59		2.17	115
July 31, 2007	21.67	.39	2.20	2.59	(.53)	(1.13)	(1.66)	— [e]	22.60	12.09	232.57		1.69	56

Class Y
July 31, 2011	$17.01	.61	1.18	1.79	(.61)	—	(.61)	—	$18.19	10.60	$10,446	—	3.42	55
July 31, 2010	15.65	.69	1.37	2.06	(.70)	—	(.70)	— [e]	17.01	13.21	7,976	—	4.10	84
July 31, 2009	18.61	.55	(3.00)	(2.45)	(.28)	(.23)	(.51)	— [e]	15.65	(12.77)	9,010.10		3.72	138
July 31, 2008	24.83	.60	(2.49)	(1.89)	(.96)	(3.37)	(4.33)	— [e]	18.61	(9.33)	35,542.09		2.76	115
July 31, 2007	23.63	.56	2.38	2.94	(.61)	(1.13)	(1.74)	— [e]	24.83	12.63	52,519.07		2.26	56

See page 80 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74	75

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2011	$16.22	.51	.79	1.30	(.59)	—	(.59)	—	$16.93	8.09	$29,768.25		3.06	55
July 31, 2010	15.25	.52	1.17	1.69	(.72)	—	(.72)	— [e]	16.22	11.20	31,451.25		3.25	90
July 31, 2009	18.14	.66	(2.84)	(2.18)	(.50)	(.21)	(.71)	— [e]	15.25	(11.40)	46,905.35		4.58	126
July 31, 2008	22.61	.66	(1.96)	(1.30)	(.93)	(2.24)	(3.17)	— [e]	18.14	(6.78)	62,496.34		3.25	109
July 31, 2007	21.88	.58	1.67	2.25	(.58)	(.94)	(1.52)	— [e]	22.61	10.37	83,238.32		2.55	69

Class B
July 31, 2011	$15.78	.37	.77	1.14	(.47)	—	(.47)	—	$16.45	7.27	$485	1.00	2.27	55
July 31, 2010	14.88	.39	1.13	1.52	(.62)	—	(.62)	— [e]	15.78	10.30	467	1.00	2.51	90
July 31, 2009	17.63	.52	(2.73)	(2.21)	(.33)	(.21)	(.54)	— [e]	14.88	(12.04)	548	1.10	3.68	126
July 31, 2008	22.05	.49	(1.91)	(1.42)	(.76)	(2.24)	(3.00)	— [e]	17.63	(7.48)	465	1.09	2.48	109
July 31, 2007	21.44	.40	1.63	2.03	(.48)	(.94)	(1.42)	— [e]	22.05	9.55	781	1.07	1.80	69

Class C
July 31, 2011	$15.75	.37	.77	1.14	(.45)	—	(.45)	—	$16.44	7.29	$668	1.00	2.28	55
July 31, 2010	14.88	.32	1.21	1.53	(.66)	—	(.66)	— [e]	15.75	10.33	673	1.00	2.04	90
July 31, 2009	17.69	.54	(2.76)	(2.22)	(.38)	(.21)	(.59)	— [e]	14.88	(12.06)	261	1.10	3.78	126
July 31, 2008	22.09	.48	(1.90)	(1.42)	(.74)	(2.24)	(2.98)	— [e]	17.69	(7.47)	363	1.09	2.47	109
July 31, 2007	21.44	.39	1.62	2.01	(.42)	(.94)	(1.36)	— [e]	22.09	9.54	168	1.07	1.77	69

Class M
July 31, 2011	$15.96	.41	.78	1.19	(.52)	—	(.52)	—	$16.63	7.53	$329.75		2.51	55
July 31, 2010	15.02	.41	1.18	1.59	(.65)	—	(.65)	— [e]	15.96	10.65	385.75		2.56	90
July 31, 2009	17.78	.55	(2.74)	(2.19)	(.36)	(.21)	(.57)	— [e]	15.02	(11.82)	262.85		3.75	126
July 31, 2008	22.23	.52	(1.90)	(1.38)	(.83)	(2.24)	(3.07)	— [e]	17.78	(7.24)	499.84		2.71	109
July 31, 2007	21.54	.46	1.63	2.09	(.46)	(.94)	(1.40)	— [e]	22.23	9.82	156.82		2.03	69

Class R
July 31, 2011	$15.77	.46	.76	1.22	(.59)	—	(.59)	—	$16.40	7.80	$2,822.50		2.82	55
July 31, 2010	14.88	.41	1.20	1.61	(.72)	—	(.72)	— [e]	15.77	10.86	2,011.50		2.63	90
July 31, 2009	17.75	.54	(2.71)	(2.17)	(.49)	(.21)	(.70)	— [e]	14.88	(11.63)	846.60		3.89	126
July 31, 2008	22.24	.57	(1.90)	(1.33)	(.92)	(2.24)	(3.16)	— [e]	17.75	(7.02)	340.59		2.96	109
July 31, 2007	21.56	.49	1.66	2.15	(.53)	(.94)	(1.47)	— [e]	22.24	10.09	112.57		2.16	69

Class Y
July 31, 2011	$16.29	.55	.79	1.34	(.64)	—	(.64)	—	$16.99	8.32	$6,108	—	3.27	55
July 31, 2010	15.31	.58	1.16	1.74	(.76)	—	(.76)	— [e]	16.29	11.47	5,376	—	3.60	90
July 31, 2009	18.22	.76	(2.92)	(2.16)	(.54)	(.21)	(.75)	— [e]	15.31	(11.16)	6,133.10		5.14	126
July 31, 2008	22.70	.72	(1.97)	(1.25)	(.99)	(2.24)	(3.23)	— [e]	18.22	(6.54)	27,832.09		3.47	109
July 31, 2007	21.96	.63	1.67	2.30	(.62)	(.94)	(1.56)	— [e]	22.70	10.64	45,725.07		2.78	69

See page 80 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76	77

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2011	$15.87	.51	.39	.90	(.47)	—	(.47)	—	$16.30	5.71	$21,075.25		3.16	38
July 31, 2010	14.92	.43	.96	1.39	(.44)	—	(.44)	— [e]	15.87	9.41	10,077.25		2.71	136
July 31, 2009	16.85	.89	(1.93)	(1.04)	(.89)	—	(.89)	— [e]	14.92	(5.54)	10,812.35		6.43	137
July 31, 2008	19.02	.71	(1.28)	(.57)	(.78)	(.82)	(1.60)	— [e]	16.85	(3.37)	14,607.34		3.89	139
July 31, 2007	18.64	.66	.70	1.36	(.71)	(.27)	(.98)	— [e]	19.02	7.43	22,651.33		3.45	62

Class B
July 31, 2011	$15.90	.39	.38	.77	(.37)	—	(.37)	—	$16.30	4.88	$206	1.00	2.43	38
July 31, 2010	14.94	.30	.99	1.29	(.33)	—	(.33)	— [e]	15.90	8.66	42	1.00	1.91	136
July 31, 2009	16.88	.78	(1.93)	(1.15)	(.79)	—	(.79)	— [e]	14.94	(6.26)	42	1.10	5.61	137
July 31, 2008	19.04	.56	(1.28)	(.72)	(.62)	(.82)	(1.44)	— [e]	16.88	(4.12)	43	1.09	3.03	139
July 31, 2007	18.65	.52	.71	1.23	(.57)	(.27)	(.84)	— [e]	19.04	6.65	219	1.08	2.70	62

Class C
July 31, 2011	$15.93	.41	.37	.78	(.37)	—	(.37)	—	$16.34	4.92	$496	1.00	2.50	38
July 31, 2010	14.97	.26	1.02	1.28	(.32)	—	(.32)	— [e]	15.93	8.61	138	1.00	1.64	136
July 31, 2009	16.91	.83	(1.98)	(1.15)	(.79)	—	(.79)	— [e]	14.97	(6.25)	127	1.10	6.36	137
July 31, 2008	19.07	.57	(1.28)	(.71)	(.63)	(.82)	(1.45)	— [e]	16.91	(4.06)	1	1.09	3.14	139
July 31, 2007	18.66	.53	.69	1.22	(.54)	(.27)	(.81)	— [e]	19.07	6.62	1	1.08	2.77	62

Class M
July 31, 2011	$15.91	.38	.44	.82	(.39)	—	(.39)	—	$16.34	5.19	$328.72		2.36	38
July 31, 2010	14.95	.35	.97	1.32	(.36)	—	(.36)	— [e]	15.91	8.90	315.75		2.22	136
July 31, 2009	16.89	.94	(2.06)	(1.12)	(.82)	—	(.82)	— [e]	14.95	(6.04)	394.85		7.15	137
July 31, 2008	19.07	.62	(1.29)	(.67)	(.69)	(.82)	(1.51)	— [e]	16.89	(3.87)	125.84		3.54	139
July 31, 2007	18.64	.56	.71	1.27	(.57)	(.27)	(.84)	— [e]	19.07	6.88	14.83		2.94	62

Class R
July 31, 2011	$15.87	.52	.34	.86	(.43)	—	(.43)	—	$16.30	5.46	$1,400.50		3.22	38
July 31, 2010	14.92	.34	1.02	1.36	(.41)	—	(.41)	— [e]	15.87	9.16	193.50		2.18	136
July 31, 2009	16.85	.84	(1.92)	(1.08)	(.85)	—	(.85)	— [e]	14.92	(5.79)	77.60		6.10	137
July 31, 2008	19.03	.65	(1.28)	(.63)	(.73)	(.82)	(1.55)	— [e]	16.85	(3.62)	155.59		3.63	139
July 31, 2007	18.64	.62	.70	1.32	(.66)	(.27)	(.93)	— [e]	19.03	7.16	81.58		3.22	62

Class Y
July 31, 2011	$15.92	.52	.41	.93	(.50)	—	(.50)	—	$16.35	5.95	$5,542	—	3.20	38
July 31, 2010	14.96	.49	.95	1.44	(.48)	—	(.48)	— [e]	15.92	9.71	2,730	—	3.13	136
July 31, 2009	16.90	.96	(1.98)	(1.02)	(.92)	—	(.92)	— [e]	14.96	(5.32)	3,239.10		6.81	137
July 31, 2008	19.07	.75	(1.28)	(.53)	(.82)	(.82)	(1.64)	— [e]	16.90	(3.12)	7,191.09		4.13	139
July 31, 2007	18.68	.71	.71	1.42	(.76)	(.27)	(1.03)	— [e]	19.07	7.70	9,729.08		3.70	62

See page 80 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

78	79

Financial highlights (Continued)

* Not annualized.

† For the period November 30, 2010 (commencement of operations) to July 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07

Putnam RetirementReady 2055 Fund	23.04%	N/A	N/A	N/A	N/A

Putnam RetirementReady 2050 Fund	0.22	0.13%	0.06%	0.05%	0.04%

Putnam RetirementReady 2045 Fund	0.18	0.08	0.02	0.02	0.01

Putnam RetirementReady 2040 Fund	0.17	0.08	0.02	0.01	0.01

Putnam RetirementReady 2035 Fund	0.08	0.08	0.02	0.01	0.01

Putnam RetirementReady 2030 Fund	0.08	0.08	0.02	0.01	0.01

Putnam RetirementReady 2025 Fund	0.08	0.08	0.02	0.01	0.01

Putnam RetirementReady 2020 Fund	0.08	0.08	0.01	0.01	0.01

Putnam RetirementReady 2015 Fund	0.07	0.07	0.01	<0.01	0.01

Putnam Retirement Income Fund Lifestyle 1	0.07	0.25	0.01	<0.01	0.00

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 7/31/11

Note 1: Significant accounting policies

Each of Putnam RetirementReady® Funds: Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, and Putnam Retirement Income Fund Lifestyle 1, which before June 16, 2011 was named Putnam RetirementReady Maturity Fund, (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. On November 5, 2010 Putnam RetirementReady 2010 Fund merged into Putnam Retirement Income Fund Lifestyle 1. On November 30, 2010 Putnam RetirementReady 2055 Fund began offering each class of shares as described below. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2015. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Equity Portfolio, Putnam Asset Allocation: Growth Portfolio and Putnam Money Market Fund (the underlying Putnam Funds), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1, effective June 16, 2011) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1, effective June 16, 2011), respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from August 1, 2010 through July 31, 2011 for each fund except Putnam RetirementReady 2055 Fund, which is from November 30, 2010 to July 31, 2011.

A) Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

B) Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

C) Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

D) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Except Putnam RetirementReady 2055 Fund, each of the funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

At the close of the reporting period, the following funds had capital loss carryovers in the following amounts, which will expire on the following dates:

	Loss carryover	Expiration

Putnam RetirementReady 2050 Fund	$5,152,330	July 31, 2018

Putnam RetirementReady 2045 Fund	9,995,400	July 31, 2018

Putnam RetirementReady 2040 Fund	13,088,789	July 31, 2018

Putnam RetirementReady 2035 Fund	19,940,257	July 31, 2018

Putnam RetirementReady 2030 Fund	26,893,103	July 31, 2018

	Loss carryover	Expiration

Putnam RetirementReady 2025 Fund	$31,215,338	July 31, 2018

Putnam RetirementReady 2020 Fund	32,544,319	July 31, 2018

Putnam RetirementReady 2015 Fund	27,092,778	July 31, 2018

At July 31, 2011, Putnam Retirement Income Fund Lifestyle 1 had a capital loss carryover of $8,371,732 available to the extent allowed by the Code to offset future net capital gain, if any. As a result of the November 5, 2010 merger, the fund acquired $11,626,268 in capital loss carryovers from Putnam RetirementReady 2010 Fund, which are subject to limitations imposed by the Code. Of this amount, capital loss carryovers of $4,944,177 attributable to the Putnam RetirementReady 2010 Fund are available to the extent allowed by the code to offset future net capital gain, if any. The amounts of the combined carryovers and the expiration dates as of July 31, 2011 are:

Loss carryover	Expiration

$4,405,104	July 31, 2017

3,966,628	July 31, 2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

E) Distributions to shareholders Each fund normally distributes any net investment income and any realized capital gains, annually, except the Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent differences for the following funds:

Differences during the period

Putnam RetirementReady 2055 Fund	losses on wash sale transactions, redesignation of taxable
income, reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2050 Fund	losses on wash sale transactions, reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2045 Fund	losses on wash sale transactions, reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2040 Fund	losses on wash sale transactions, reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2035 Fund	losses on wash sale transactions, reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2030 Fund	losses on wash sale transactions, reclass of short term capital gain distributions from underlying Putnam Funds

Putnam RetirementReady 2025 Fund	losses on wash sale transactions, reclass of short term capital gain distributions from underlying Putnam Funds

Putnam Retirement Income Fund Lifestyle 1	losses on wash sale transactions, reclass of short term capital gain distributions from underlying Putnam Funds, the write off of capital loss carryover due to limitations imposed under the code

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the funds reclassified the following amounts:

		Accumulated Net
		Realized Gain/(Loss)
	Undistributed Net	on Investment
	Investment Income	Transactions	Paid-in Capital

Putnam RetirementReady 2055 Fund	$2,923	$(2,923)	$—

Putnam RetirementReady 2050 Fund	403,180	(403,180)	—

Putnam RetirementReady 2045 Fund	607,850	(607,850)	—

Putnam RetirementReady 2040 Fund	644,662	(644,662)	—

Putnam RetirementReady 2035 Fund	384,431	(384,431)	—

Putnam RetirementReady 2030 Fund	1,546	(1,546)	—

Putnam RetirementReady 2025 Fund	5,321	(5,321)	—

Putnam RetirementReady 2020 Fund	9,328	(9,328)	—

Putnam RetirementReady 2015 Fund	11,805	(11,805)	—

Putnam Retirement Income Fund Lifestyle 1	18,899	7,437,576	(7,456,475)

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income	Undistributed Short - term Gain	Undistributed Long - term Gain	Capital Loss Carryover	Cost for Federal Income Tax Purposes
Putnam RetirementReady 2055 Fund

$1,322	$(3,429)	$(2,107)	$—	$853	$3,297	$—	$263,038
Putnam RetirementReady 2050 Fund

49,293	(165,996)	(116,703)	43,106	—	—	(5,152,330)	7,992,176
Putnam RetirementReady 2045 Fund

376,135	(168,884)	207,251	279,605	—	—	(9,995,400)	15,839,339
Putnam RetirementReady 2040 Fund

875,508	(211,802)	663,706	293,707	—	—	(13,088,789)	24,134,860
Putnam RetirementReady 2035 Fund

2,254,079	(157,334)	2,096,745	620,598	—	—	(19,940,257)	33,589,209
Putnam RetirementReady 2030 Fund

3,420,347	(84,320)	3,336,027	681,299	—	—	(26,893,103)	43,294,315
Putnam RetirementReady 2025 Fund

3,021,069	(90,356)	2,930,713	1,210,294	—	—	(31,215,338)	48,813,707
Putnam RetirementReady 2020 Fund

2,062,853	(82,905)	1,979,948	1,483,683	—	—	(32,544,319)	46,914,168
Putnam RetirementReady 2015 Fund

1,283,788	(61,254)	1,222,534	1,281,357	—	—	(27,092,778)	38,965,433
Putnam Retirement Income Fund Lifestyle 1

713,495	(53,117)	660,378	—	—	—	(8,371,732)	28,393,040

F) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

G) Offering costs The offering costs of $84,646 incurred by Putnam RetirementReady 2055 Fund are being fully amortized on a straight-line basis over a twelve-month period. Putnam RetirementReady 2055 Fund will reimburse Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed from August 1, 2009 through November 30, 2011 to reimburse the funds for other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the funds’ distribution plans). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed by the Manager
Putnam RetirementReady 2055 Fund	$57,010

Putnam RetirementReady 2050 Fund	17,697

Putnam RetirementReady 2045 Fund	28,375

Putnam RetirementReady 2040 Fund	42,925

Putnam RetirementReady 2035 Fund	27,462

Putnam RetirementReady 2030 Fund	35,448

Putnam RetirementReady 2025 Fund	40,060

Putnam RetirementReady 2020 Fund	38,386

Putnam RetirementReady 2015 Fund	33,024

Putnam Retirement Income Fund Lifestyle 1	18,517

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1, effective June 16, 2011) and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
	Commissions	Commissions	CDSC	CDSC

Putnam RetirementReady 2055 Fund	$2,604	$—	$—	$—

Putnam RetirementReady 2050 Fund	803	43	245	—

Putnam RetirementReady 2045 Fund	2,159	9	369	—

Putnam RetirementReady 2040 Fund	5,535	48	734	—

Putnam RetirementReady 2035 Fund	3,917	7	433	—

Putnam RetirementReady 2030 Fund	14,394	31	764	41

	Class A Net	Class M Net	Class B	Class C
	Commissions	Commissions	CDSC	CDSC

Putnam RetirementReady 2025 Fund	$4,200	$18	$1,495	$11

Putnam RetirementReady 2020 Fund	5,467	7	617	27

Putnam RetirementReady 2015 Fund	3,742	31	631	71

Putnam Retirement Income Fund	967	17	86	3
Lifestyle 1

Total	$43,788	$211	$5,374	$153

A deferred sales charge of up to 1.00% and 0.65% (0.40% for Putnam Retirement Income Fund Lifestyle 1, effective June 16, 2011) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A and class M redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Purchase cost	Sale proceeds

Putnam RetirementReady 2055 Fund	$542,747	$281,113

Putnam RetirementReady 2050 Fund	6,189,434	5,911,568

Putnam RetirementReady 2045 Fund	8,677,358	7,703,113

Putnam RetirementReady 2040 Fund	13,158,802	11,106,171

Putnam RetirementReady 2035 Fund	17,579,459	16,141,813

Putnam RetirementReady 2030 Fund	22,488,615	19,945,963

Putnam RetirementReady 2025 Fund	27,304,148	26,463,258

Putnam RetirementReady 2020 Fund	28,743,248	27,792,558

Putnam RetirementReady 2015 Fund	24,141,594	26,384,440

Putnam Retirement Income Fund Lifestyle 1	10,316,163	14,157,364

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2055 Fund

	For the period 11/30/10 (commencement of operations) to 7/31/11

Class A	Shares	Amount

Shares sold	43,414	$440,988

Shares issued in connection with
reinvestment of distributions	76	749

	43,490	441,737

Shares repurchased	(26,786)	(275,126)

Net increase	16,704	$166,611

	For the period 11/30/10 (commencement of operations) to 7/31/11

Class B	Shares	Amount

Shares sold	599	$5,956

Shares issued in connection with
reinvestment of distributions	75	737

	674	6,693

Shares repurchased	(1)	(15)

Net increase	673	$6,678

	For the period 11/30/10 (commencement of operations) to 7/31/11

Class C	Shares	Amount

Shares sold	381	$4,000

Shares issued in connection with
reinvestment of distributions	75	737

	456	4,737

Shares repurchased	—	—

Net increase	456	$4,737

	For the period 11/30/10 (commencement of operations) to 7/31/11

Class M	Shares	Amount

Shares sold	110	$1,127

Shares issued in connection with
reinvestment of distributions	75	739

	185	1,866

Shares repurchased	—	—

Net increase	185	$1,866

	For the period 11/30/10 (commencement of operations) to 7/31/11

Class R	Shares	Amount

Shares sold	—	$—

Shares issued in connection with
reinvestment of distributions	75	741

	75	741

Shares repurchased	—	—

Net increase	75	$741

	For the period 11/30/10 (commencement of operations) to 7/31/11

Class Y	Shares	Amount

Shares sold	1,680	$17,274

Shares issued in connection with
reinvestment of distributions	91	896

	1,771	18,170

Shares repurchased	—	—

Net increase	1,771	$18,170

At the close of the reporting period, a shareholder of record owned 51.9% of the outstanding shares of Putnam RetirementReady 2055 Fund.

Putnam RetirementReady 2050 Fund

	Year ended 7/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	217,883	$2,784,421	188,093	$2,322,199

Shares issued in connection with
reinvestment of distributions	31,641	396,457	57,285	682,266

	249,524	3,180,878	245,378	3,004,465

Shares repurchased	(334,589)	(4,267,894)	(253,470)	(3,151,316)

Net decrease	(85,065)	$(1,087,016)	(8,092)	$(146,851)

	Year ended 7/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	2,689	$34,222	1,617	$19,387

Shares issued in connection with
reinvestment of distributions	494	6,168	1,512	17,913

	3,183	40,390	3,129	37,300

Shares repurchased	(2,732)	(35,524)	(5,519)	(66,010)

Net increase (decrease)	451	$4,866	(2,390)	$(28,710)

	Year ended 7/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	1,174	$14,940	1,897	$23,005

Shares issued in connection with
reinvestment of distributions	410	5,086	617	7,290

	1,584	20,026	2,514	30,295

Shares repurchased	(292)	(3,730)	(719)	(9,123)

Net increase	1,292	$16,296	1,795	$21,172

	Year ended 7/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	1,847	$23,545	775	$9,426

Shares issued in connection with
reinvestment of distributions	398	4,954	575	6,810

	2,245	28,499	1,350	16,236

Shares repurchased	(51)	(657)	(5)	(49)

Net increase	2,194	$27,842	1,345	$16,187

	Year ended 7/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	25,767	$328,152	16,394	$200,325

Shares issued in connection with
reinvestment of distributions	2,972	36,858	4,075	48,127

	28,739	365,010	20,469	248,452

Shares repurchased	(10,689)	(137,375)	(7,100)	(84,587)

Net increase	18,050	$227,635	13,369	$163,865

	Year ended 7/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	81,177	$1,047,643	84,509	$1,008,422

Shares issued in connection with
reinvestment of distributions	12,229	153,599	24,377	290,816

	93,406	1,201,242	108,886	1,299,238

Shares repurchased	(45,415)	(579,715)	(106,369)	(1,272,679)

Net increase	47,991	$621,527	2,517	$26,559

At the close of the reporting period, a shareholder of record owned 7.9% of the outstanding shares of Putnam RetirementReady 2050 Fund.

Putnam RetirementReady 2045 Fund

	Year ended 7/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	184,437	$2,635,641	262,788	$3,576,571

Shares issued in connection with
reinvestment of distributions	46,780	654,453	87,073	1,154,594

	231,217	3,290,094	349,861	4,731,165

Shares repurchased	(298,840)	(4,276,976)	(435,010)	(5,942,608)

Net decrease	(67,623)	$(986,882)	(85,149)	$(1,211,443)

	Year ended 7/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	5,813	$78,051	1,622	$20,790

Shares issued in connection with
reinvestment of distributions	646	8,411	1,396	17,327

	6,459	86,462	3,018	38,117

Shares repurchased	(4,121)	(54,332)	(4,496)	(56,950)

Net increase (decrease)	2,338	$32,130	(1,478)	$(18,833)

	Year ended 7/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	1,061	$13,678	1,576	$21,003

Shares issued in connection with
reinvestment of distributions	170	2,230	174	2,181

	1,231	15,908	1,750	23,184

Shares repurchased	(2)	(25)	(958)	(13,153)

Net increase	1,229	$15,883	792	$10,031

	Year ended 7/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	163	$2,304	50	$635

Shares issued in connection with
reinvestment of distributions	33	458	44	571

	196	2,762	94	1,206

Shares repurchased	(13)	(191)	(10)	(130)

Net increase	183	$2,571	84	$1,076

	Year ended 7/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	37,855	$559,616	28,352	$390,426

Shares issued in connection with
reinvestment of distributions	3,785	54,157	3,761	51,002

	41,640	613,773	32,113	441,428

Shares repurchased	(20,294)	(294,954)	(9,360)	(128,711)

Net increase	21,346	$318,819	22,753	$312,717

	Year ended 7/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	92,725	$1,542,875	96,033	$1,479,331

Shares issued in connection with
reinvestment of distributions	19,607	319,601	33,901	518,684

	112,332	1,862,476	129,934	1,998,015

Shares repurchased	(58,556)	(965,368)	(113,533)	(1,716,474)

Net increase	53,776	$897,108	16,401	$281,541

At the close of the reporting period, two shareholders of record owned 19.6% and 9.7%, respectively, of the outstanding shares of Putnam RetirementReady 2045 Fund.

Putnam RetirementReady 2040 Fund

	Year ended 7/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	264,520	$4,063,818	364,303	$5,313,444

Shares issued in connection with
reinvestment of distributions	49,603	751,980	97,386	1,385,803

	314,123	4,815,798	461,689	6,699,247

Shares repurchased	(373,563)	(5,799,114)	(643,885)	(9,350,065)

Net decrease	(59,440)	$(983,316)	(182,196)	$(2,650,818)

	Year ended 7/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	14,032	$198,807	4,089	$56,845

Shares issued in connection with
reinvestment of distributions	1,523	21,676	1,834	24,654

	15,555	220,483	5,923	81,499

Shares repurchased	(5,010)	(72,092)	(3,814)	(53,258)

Net increase	10,545	$148,391	2,109	$28,241

	Year ended 7/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	2,731	$39,828	3,793	$51,362

Shares issued in connection with
reinvestment of distributions	395	5,589	405	5,411

	3,126	45,417	4,198	56,773

Shares repurchased	(481)	(6,668)	(276)	(3,953)

Net increase	2,645	$38,749	3,922	$52,820

	Year ended 7/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	976	$14,653	2,148	$31,103

Shares issued in connection with
reinvestment of distributions	85	1,219	118	1,603

	1,061	15,872	2,266	32,706

Shares repurchased	(285)	(4,219)	(2,046)	(28,467)

Net increase	776	$11,653	220	$4,239

	Year ended 7/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	62,019	$986,028	54,841	$816,781

Shares issued in connection with
reinvestment of distributions	6,370	98,983	5,323	77,668

	68,389	1,085,011	60,164	894,449

Shares repurchased	(27,157)	(426,585)	(16,138)	(238,346)

Net increase	41,232	$658,426	44,026	$656,103

	Year ended 7/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	158,183	$2,785,652	150,552	$2,475,916

Shares issued in connection with
reinvestment of distributions	27,012	470,017	44,021	713,145

	185,195	3,255,669	194,573	3,189,061

Shares repurchased	(105,271)	(1,826,784)	(143,473)	(2,327,696)

Net increase	79,924	$1,428,885	51,100	$861,365

At the close of the reporting period, two shareholders of record owned 24.0% and 8.6%, respectively, of the outstanding shares of Putnam RetirementReady 2040 Fund.

Putnam RetirementReady 2035 Fund

	Year ended 7/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	396,742	$6,139,849	432,123	$6,317,288

Shares issued in connection with
reinvestment of distributions	58,051	903,862	93,629	1,353,870

	454,793	7,043,711	525,752	7,671,158

Shares repurchased	(574,306)	(9,101,900)	(741,666)	(10,810,791)

Net decrease	(119,513)	$(2,058,189)	(215,914)	$(3,139,633)

	Year ended 7/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	15,782	$233,495	8,101	$113,909

Shares issued in connection with
reinvestment of distributions	1,458	21,193	2,155	29,238

	17,240	254,688	10,256	143,147

Shares repurchased	(8,433)	(125,495)	(10,142)	(137,873)

Net increase	8,807	$129,193	114	$5,274

	Year ended 7/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	2,208	$32,525	7,165	$99,621

Shares issued in connection with
reinvestment of distributions	694	10,099	691	9,388

	2,902	42,624	7,856	109,009

Shares repurchased	(1,281)	(19,200)	(579)	(8,256)

Net increase	1,621	$23,424	7,277	$100,753

	Year ended 7/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	1,084	$16,381	217	$3,004

Shares issued in connection with
reinvestment of distributions	168	2,479	287	3,952

	1,252	18,860	504	6,956

Shares repurchased	(1,019)	(14,152)	(248)	(3,506)

Net increase	233	$4,708	256	$3,450

	Year ended 7/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	65,736	$1,006,390	85,081	$1,217,845

Shares issued in connection with
reinvestment of distributions	5,496	82,718	3,791	53,146

	71,232	1,089,108	88,872	1,270,991

Shares repurchased	(9,498)	(145,357)	(45,900)	(653,866)

Net increase	61,734	$943,751	42,972	$617,125

	Year ended 7/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	198,852	$3,599,592	156,616	$2,570,814

Shares issued in connection with
reinvestment of distributions	27,802	495,426	40,220	661,625

	226,654	4,095,018	196,836	3,232,439

Shares repurchased	(119,438)	(2,165,853)	(196,121)	(3,174,756)

Net increase	107,216	$1,929,165	715	$57,683

At the close of the reporting period, two shareholders of record owned 19.2% and 7.8%, respectively, of the outstanding shares of Putnam RetirementReady 2035 Fund.

Putnam RetirementReady 2030 Fund

	Year ended 7/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	586,573	$9,298,025	659,301	$9,645,017

Shares issued in connection with
reinvestment of distributions	60,521	953,819	81,650	1,191,275

	647,094	10,251,844	740,951	10,836,292

Shares repurchased	(726,990)	(11,673,053)	(1,045,753)	(15,234,379)

Net decrease	(79,896)	$(1,421,209)	(304,802)	$(4,398,087)

	Year ended 7/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	17,631	$268,945	20,760	$288,671

Shares issued in connection with
reinvestment of distributions	1,619	24,468	2,021	28,341

	19,250	293,413	22,781	317,012

Shares repurchased	(11,240)	(172,286)	(14,873)	(206,923)

Net increase	8,010	$121,127	7,908	$110,089

	Year ended 7/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	9,268	$142,712	15,729	$225,737

Shares issued in connection with
reinvestment of distributions	918	13,897	508	7,151

	10,186	156,609	16,237	232,888

Shares repurchased	(816)	(12,613)	(661)	(9,357)

Net increase	9,370	$143,996	15,576	$223,531

	Year ended 7/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	3,913	$59,548	3,703	$51,817

Shares issued in connection with
reinvestment of distributions	1,250	18,912	1,782	25,007

	5,163	78,460	5,485	76,824

Shares repurchased	(8,089)	(125,622)	(11,813)	(166,942)

Net decrease	(2,926)	$(47,162)	(6,328)	$(90,118)

	Year ended 7/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	136,594	$2,094,359	98,881	$1,405,646

Shares issued in connection with
reinvestment of distributions	7,934	119,254	2,165	30,249

	144,528	2,213,613	101,046	1,435,895

Shares repurchased	(59,785)	(923,744)	(12,742)	(178,024)

Net increase	84,743	$1,289,869	88,304	$1,257,871

	Year ended 7/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	228,922	$4,110,421	212,750	$3,470,835

Shares issued in connection with
reinvestment of distributions	23,374	415,362	29,148	477,445

	252,296	4,525,783	241,898	3,948,280

Shares repurchased	(116,960)	(2,079,592)	(278,189)	(4,501,276)

Net increase (decrease)	135,336	$2,446,191	(36,291)	$(552,996)

At the close of the reporting period, two shareholders of record owned 14.5% and 10.7%, respectively, of the outstanding shares of Putnam RetirementReady 2030 Fund.

Putnam RetirementReady 2025 Fund

	Year ended 7/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	679,508	$11,410,721	684,808	$10,829,468

Shares issued in connection with
reinvestment of distributions	72,578	1,223,668	74,186	1,169,913

	752,086	12,634,389	758,994	11,999,381

Shares repurchased	(881,683)	(15,102,759)	(1,001,003)	(15,849,212)

Net decrease	(129,597)	$(2,468,370)	(242,009)	$(3,849,831)

	Year ended 7/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	11,409	$184,514	13,216	$197,330

Shares issued in connection with
reinvestment of distributions	1,641	26,127	1,653	24,680

	13,050	210,641	14,869	222,010

Shares repurchased	(15,436)	(248,248)	(12,021)	(177,989)

Net increase (decrease)	(2,386)	$(37,607)	2,848	$44,021

	Year ended 7/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	10,733	$173,377	11,306	$170,843

Shares issued in connection with
reinvestment of distributions	723	11,539	442	6,621

	11,456	184,916	11,748	177,464

Shares repurchased	(1,924)	(30,817)	(3,812)	(56,622)

Net increase	9,532	$154,099	7,936	$120,842

	Year ended 7/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	2,251	$37,396	6,301	$94,305

Shares issued in connection with
reinvestment of distributions	294	4,744	308	4,651

	2,545	42,140	6,609	98,956

Shares repurchased	(2,824)	(45,766)	(3,224)	(47,684)

Net increase (decrease)	(279)	$(3,626)	3,385	$51,272

	Year ended 7/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	117,867	$1,895,897	58,898	$893,526

Shares issued in connection with
reinvestment of distributions	6,998	111,130	2,790	41,632

	124,865	2,007,027	61,688	935,158

Shares repurchased	(34,045)	(551,550)	(24,311)	(362,066)

Net increase	90,820	$1,455,477	37,377	$573,092

	Year ended 7/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	206,851	$3,566,653	225,400	$3,554,580

Shares issued in connection with
reinvestment of distributions	26,510	448,550	29,575	468,166

	233,361	4,015,203	254,975	4,022,746

Shares repurchased	(130,132)	(2,262,058)	(357,525)	(5,604,061)

Net increase (decrease)	103,229	$1,753,145	(102,550)	$(1,581,315)

At the close of the reporting period, two shareholders of record owned 12.6% and 10.8%, respectively, of the outstanding shares of Putnam RetirementReady 2025 Fund.

Putnam RetirementReady 2020 Fund

	Year ended 7/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	867,868	$13,971,380	781,999	$11,997,621

Shares issued in connection with
reinvestment of distributions	81,883	1,309,311	107,617	1,632,544

	949,751	15,280,691	889,616	13,630,165

Shares repurchased	(1,133,323)	(18,454,240)	(1,143,340)	(17,559,079)

Net decrease	(183,572)	$(3,173,549)	(253,724)	$(3,928,914)

	Year ended 7/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	15,642	$242,977	17,836	$264,133

Shares issued in connection with
reinvestment of distributions	1,296	20,109	2,007	29,608

	16,938	263,086	19,843	293,741

Shares repurchased	(12,631)	(199,500)	(23,861)	(356,384)

Net increase (decrease)	4,307	$63,586	(4,018)	$(62,643)

	Year ended 7/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	21,299	$337,014	6,641	$98,269

Shares issued in connection with
reinvestment of distributions	801	12,479	1,189	17,586

	22,100	349,493	7,830	115,855

Shares repurchased	(8,373)	(129,143)	(2,031)	(30,180)

Net increase	13,727	$220,350	5,799	$85,675

	Year ended 7/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	2,106	$33,433	3,350	$50,582

Shares issued in connection with
reinvestment of distributions	436	6,857	611	9,130

	2,542	40,290	3,961	59,712

Shares repurchased	(4,785)	(76,626)	(4,112)	(61,936)

Net decrease	(2,243)	$(36,336)	(151)	$(2,224)

	Year ended 7/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	184,795	$2,926,770	52,241	$785,876

Shares issued in connection with
reinvestment of distributions	7,734	119,643	1,716	25,305

	192,529	3,046,413	53,957	811,181

Shares repurchased	(63,109)	(999,470)	(17,084)	(255,470)

Net increase	129,420	$2,046,943	36,873	$555,711

	Year ended 7/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	167,943	$3,019,186	162,191	$2,740,089

Shares issued in connection with
reinvestment of distributions	17,917	316,238	24,018	401,107

	185,860	3,335,424	186,209	3,141,196

Shares repurchased	(80,375)	(1,447,585)	(293,114)	(4,860,729)

Net increase (decrease)	105,485	$1,887,839	(106,905)	$(1,719,533)

At the close of the reporting period, two shareholders of record owned 10.3% and 9.5%, respectively, of the outstanding shares of Putnam RetirementReady 2020 Fund.

Putnam RetirementReady 2015 Fund

	Year ended 7/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	776,123	$12,933,881	666,973	$10,770,576

Shares issued in connection with
reinvestment of distributions	72,069	1,188,416	136,213	2,169,874

	848,192	14,122,297	803,186	12,940,450

Shares repurchased	(1,028,648)	(17,320,026)	(1,939,313)	(31,068,030)

Net decrease	(180,456)	$(3,197,729)	(1,136,127)	$(18,127,580)

	Year ended 7/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	7,882	$130,319	9,775	$154,363

Shares issued in connection with
reinvestment of distributions	795	12,807	1,329	20,696

	8,677	143,126	11,104	175,059

Shares repurchased	(8,840)	(143,942)	(18,317)	(287,431)

Net decrease	(163)	$(816)	(7,213)	$(112,372)

	Year ended 7/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	19,837	$325,163	29,933	$461,973

Shares issued in connection with
reinvestment of distributions	676	10,883	1,208	18,779

	20,513	336,046	31,141	480,752

Shares repurchased	(22,565)	(368,922)	(5,983)	(93,250)

Net increase (decrease)	(2,052)	$(32,876)	25,158	$387,502

	Year ended 7/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	11,587	$191,939	33,831	$537,361

Shares issued in connection with
reinvestment of distributions	648	10,530	642	10,089

	12,235	202,469	34,473	547,450

Shares repurchased	(16,595)	(273,219)	(27,759)	(445,378)

Net increase (decrease)	(4,360)	$(70,750)	6,714	$102,072

	Year ended 7/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	81,450	$1,333,779	93,428	$1,483,397

Shares issued in connection with
reinvestment of distributions	6,529	104,459	3,718	57,709

	87,979	1,438,238	97,146	1,541,106

Shares repurchased	(43,479)	(709,479)	(26,481)	(421,179)

Net increase	44,500	$728,759	70,665	$1,119,927

	Year ended 7/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	83,432	$1,412,705	121,104	$1,953,280

Shares issued in connection with
reinvestment of distributions	13,241	218,882	18,307	292,539

	96,673	1,631,587	139,411	2,245,819

Shares repurchased	(67,277)	(1,132,228)	(209,914)	(3,364,576)

Net increase (decrease)	29,396	$499,359	(70,503)	$(1,118,757)

At the close of the reporting period, three shareholders of record owned 15.7%, 7.9% and 5.7%, respectively, of the outstanding shares of Putnam RetirementReady 2015 Fund.

Putnam Retirement Income Fund Lifestyle 1

	Year ended 7/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	338,498	$5,491,780	305,060	$4,789,097

Shares issued in connection with
reinvestment of distributions	42,537	681,755	20,355	318,430

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	932,080	15,192,189	—	—

	1,313,115	21,365,724	325,415	5,107,527

Shares repurchased	(655,091)	(10,652,298)	(415,360)	(6,536,553)

Net increase (decrease)	658,024	$10,713,426	(89,945)	$(1,429,026)

	Year ended 7/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	2,852	$45,527	—	$—

Shares issued in connection with
reinvestment of distributions	239	3,812	57	893

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	8,578	139,970	—	—

	11,669	189,309	57	893

Shares repurchased	(1,687)	(27,429)	(228)	(3,600)

Net increase (decrease)	9,982	$161,880	(171)	$(2,707)

	Year ended 7/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	14,546	$238,632	5,793	$91,982

Shares issued in connection with
reinvestment of distributions	641	10,296	110	1,727

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	18,510	302,719	—	—

	33,697	551,647	5,903	93,709

Shares repurchased	(12,020)	(195,787)	(5,732)	(89,415)

Net increase	21,677	$355,860	171	$4,294

	Year ended 7/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	1,406	$22,886	3,345	$52,408

Shares issued in connection with
reinvestment of distributions	495	7,937	516	8,087

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	5,199	84,939	—	—

	7,100	115,762	3,861	60,495

Shares repurchased	(6,793)	(110,096)	(10,416)	(163,646)

Net increase (decrease)	307	$5,666	(6,555)	$(103,151)

	Year ended 7/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	52,083	$844,749	10,355	$164,130

Shares issued in connection with
reinvestment of distributions	2,494	39,927	166	2,606

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	57,602	938,569	—	—

	112,179	1,823,245	10,521	166,736

Shares repurchased	(38,428)	(621,184)	(3,520)	(56,118)

Net increase	73,751	$1,202,061	7,001	$110,618

	Year ended 7/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	59,711	$971,688	47,532	$748,866

Shares issued in connection with
reinvestment of distributions	9,716	156,340	6,451	101,222

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	144,487	2,361,937	—	—

	213,914	3,489,965	53,983	850,088

Shares repurchased	(46,453)	(757,907)	(99,015)	(1,558,533)

Net increase (decrease)	167,461	$2,732,058	(45,032)	$(708,445)

At the close of the reporting period, three shareholders of record owned 11.0%, 9.8% and 6.2%, respectively, of the outstanding shares of Putnam Retirement Income Fund Lifestyle 1.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of
		shares	Value at
	Shares owned	outstanding	7/31/11

Putnam RetirementReady 2055 Fund class A	1,076	6.10%	$10,857

Putnam RetirementReady 2055 Fund class B	1,075	64.30%	10,804

Putnam RetirementReady 2055 Fund class C	1,075	73.83%	10,804

Putnam RetirementReady 2055 Fund class M	1,075	90.70%	10,815

Putnam RetirementReady 2055 Fund class R	1,075	100.00%	10,836

Putnam RetirementReady 2055 Fund class Y	1,076	38.80%	10,878

Putnam RetirementReady 2050 Fund class M	95	1.30%	1,210

Putnam RetirementReady 2045 Fund class C	7	0.20%	$94

Putnam RetirementReady 2045 Fund class M	66	10.40%	929

Putnam RetirementReady 2040 Fund class M	7	0.30%	103

Note 5: Initial capitalization and offering of shares

Putnam RetirementReady 2055 Fund was established as a series of the Trust on November 30, 2010. Prior to November 30, 2010, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class A	$10,000	1,000

Class B	$10,000	1,000

Class C	$10,000	1,000

Class M	$10,000	1,000

Class R	$10,000	1,000

Class Y	$10,000	1,000

Note 6: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

Putnam RetirementReady 2055 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$2,725	$1,400	$4	$1,318

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	11,898	6,158	37	5,819

Putnam Absolute Return 700 Fund	40,545	21,005	167	19,831

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	398,716	205,832	1,118	190,948

Putnam Asset Allocation: Growth Portfolio	85,875	44,822	380	41,923

Putnam Money Market Fund	2,988	1,896	—	1,092

Totals	$542,747	$281,113	$1,706	$260,931

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2050 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$53,927	$39,288	$774	$56,158

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	150,351	133,793	4,843	176,674

Putnam Absolute Return 700 Fund	522,755	470,121	21,662	601,780

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	4,575,040	4,309,648	154,146	5,739,955

Putnam Asset Allocation: Growth Portfolio	834,164	912,666	52,425	1,264,617

Putnam Money Market Fund	53,197	46,052	16	36,289

Totals	$6,189,434	$5,911,568	$233,866	$7,875,473

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2045 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$141,078	$79,554	$2,513	$195,863

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	217,509	169,400	9,169	359,457

Putnam Absolute Return 700 Fund	737,070	580,693	41,014	1,224,426

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	5,028,782	4,793,990	232,380	9,366,189

Putnam Asset Allocation: Growth Portfolio	2,473,991	2,016,454	185,233	4,825,995

Putnam Money Market Fund	78,928	63,022	25	74,660

Totals	$8,677,358	$7,703,113	$470,334	$16,046,590

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2040 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$336,396	$189,962	$6,441	$503,885

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	331,508	237,706	14,100	554,867

Putnam Absolute Return 700 Fund	1,124,312	816,153	63,069	1,890,069

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	5,548,425	5,230,002	246,403	10,064,680

Putnam Asset Allocation: Growth Portfolio	5,696,527	4,538,852	441,927	11,669,783

Putnam Money Market Fund	121,634	93,496	37	115,282

Totals	$13,158,802	$11,106,171	$771,977	$24,798,566

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2035 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$506,172	$332,285	$11,726	$904,340

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	868,072	524,506	33,610	1,303,699

Putnam Absolute Return 700 Fund	1,652,786	1,177,836	98,001	2,894,827

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	3,188,926	4,623,308	146,832	5,880,939

Putnam Asset Allocation: Growth Portfolio	10,946,169	9,246,480	936,468	24,246,587

Putnam Money Market Fund	417,334	237,398	137	455,562

Totals	$17,579,459	$16,141,813	$1,226,774	$35,685,954

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2030 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$662,294	$419,509	$15,169	$1,178,533

Putnam Absolute Return 300 Fund	425,767	196,418	16,264	565,218

Putnam Absolute Return 500 Fund	1,446,546	908,580	60,363	2,359,702

Putnam Absolute Return 700 Fund	2,878,925	1,908,208	166,326	4,951,458

Putnam Asset Allocation: Balanced Portfolio	2,804,796	1,668,045	186,233	4,681,172

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	79,566	1,619,332	—	—

Putnam Asset Allocation: Growth Portfolio	13,238,724	12,659,056	1,205,307	31,594,235

Putnam Money Market Fund	951,997	566,815	425	1,300,024

Totals	$22,488,615	$19,945,963	$1,650,087	$46,630,342

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2025 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$1,100,080	$727,491	$25,840	$1,876,429

Putnam Absolute Return 300 Fund	1,580,546	879,880	70,551	2,291,528

Putnam Absolute Return 500 Fund	1,745,879	1,322,405	85,703	3,130,883

Putnam Absolute Return 700 Fund	3,899,205	2,972,906	251,145	6,986,821

Putnam Asset Allocation: Balanced Portfolio	11,272,790	8,363,356	880,308	20,705,185

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	6,559,944	11,371,206	612,428	14,951,336

Putnam Money Market Fund	1,145,704	826,014	598	1,802,238

Totals	$27,304,148	$26,463,258	$1,926,573	$51,744,420

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2020 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$1,466,547	$1,090,007	$32,736	$2,307,408

Putnam Absolute Return 300 Fund	2,840,942	1,937,431	130,661	4,120,325

Putnam Absolute Return 500 Fund	3,322,841	2,493,736	138,567	4,914,837

Putnam Absolute Return 700 Fund	4,026,678	3,491,069	249,081	6,727,782

Putnam Asset Allocation: Balanced Portfolio	13,145,929	13,414,855	1,160,622	26,075,092

Putnam Asset Allocation: Conservative Portfolio	2,158,494	1,150,262	99,269	2,463,355

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	198,367	3,005,069	—	—

Putnam Money Market Fund	1,583,450	1,210,129	495	2,285,317

Totals	$28,743,248	$27,792,558	$1,811,431	$48,894,116

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2015 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$1,435,245	$1,294,676	$35,901	$2,414,382

Putnam Absolute Return 300 Fund	3,225,965	2,711,938	168,433	5,065,750

Putnam Absolute Return 500 Fund	5,402,787	4,675,836	238,153	8,057,659

Putnam Absolute Return 700 Fund	1,910,912	2,582,753	135,933	3,502,207

Putnam Asset Allocation: Balanced Portfolio	5,114,941	8,967,682	493,435	9,987,942

Putnam Asset Allocation: Conservative Portfolio	5,496,287	4,744,643	390,678	8,764,380

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	—	—	—	—

Putnam Money Market Fund	1,555,457	1,406,912	635	2,395,647

Totals	$24,141,594	$26,384,440	$1,463,168	$40,187,967

Market values are shown for those securities affiliated at period end.

Putnam Retirement Income Fund Lifestyle 1

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$945,951	$1,198,855	$40,676	$2,612,128

Putnam Absolute Return 300 Fund	2,215,831	2,803,711	211,296	6,089,576

Putnam Absolute Return 500 Fund	3,119,209	4,330,457	268,623	8,717,716

Putnam Absolute Return 700 Fund	—	—	—	—

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	3,341,051	4,959,097	403,095	9,904,673

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	—	—	—	—

Putnam Money Market Fund	694,121	865,244	332	1,729,325

Totals	$10,316,163	$14,157,364	$924,022	$29,053,418

Market values are shown for those securities affiliated at period end.

Note 7: Acquisition of Putnam RetirementReady 2010 Fund

On November 8, 2010, Putnam Retirement Income Fund Lifestyle 1 issued 932,080, 8,578, 18,510, 5,199, 57,602 and 144,487 class A, class B, class C, class M, class R and class Y shares, respectively, for 990,361, 9,336, 20,437, 5,624, 62,930, and 145,283 class A, class B, class C, class M, class R and class Y shares of Putnam RetirementReady 2010 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was to contemplated by the funds’ prospectus, was to combine two Putnam funds with substantially similar investment objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders. The investment portfolio of Putnam RetirementReady 2010 Fund, with a fair value of $19,025,161 and an identified cost of $18,067,646 at November 5, 2010, was the principal asset acquired by Putnam Retirement Income Fund Lifestyle 1. The net assets of Putnam Retirement Income Fund Lifestyle 1 and Putnam RetirementReady 2010 Fund on November 5, 2010, were $13,900,864 and $19,020,323, respectively. On November 5, 2010, Putnam RetirementReady 2010 Fund had undistributed net investment loss of $5,304, accumulated net realized (loss) of $11,649,678 and unrealized appreciation of $957,515. The aggregate net assets of Putnam Retirement Income Fund Lifestyle 1 immediately following the acquisition were $32,921,187.

Assuming the acquisition had been completed on August 1, 2010, the fund’s pro forma results of operations for the reporting period are as follows:

Net investment Income	$909,517
Net gain (loss) on investments	$939,533
Net increase (decrease) in net assets resulting from operations	$1,849,050

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam RetirementReady 2010 Fund that have been included in Putnam Retirement Income Fund Lifestyle 1’s statement of operations for the current fiscal period.

Note 8: Market and credit risk

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2012 will show the tax status of all distributions paid to your account in calendar 2011.

Each fund designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations:

Qualifying %

Putnam RetirementReady 2055 Fund	8.95%

Putnam RetirementReady 2050 Fund	7.33

Putnam RetirementReady 2045 Fund	8.31

Putnam RetirementReady 2040 Fund	9.90

Putnam RetirementReady 2035 Fund	13.01

Putnam RetirementReady 2030 Fund	15.62

Putnam RetirementReady 2025 Fund	12.79

Putnam RetirementReady 2020 Fund	10.13

Putnam RetirementReady 2015 Fund	8.22

Putnam Retirement Income Fund Lifestyle 1	5.46

For its tax year ended July 31, 2011, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates:

Qualifying %

Putnam RetirementReady 2055 Fund	25.36%

Putnam RetirementReady 2050 Fund	19.86

Putnam RetirementReady 2045 Fund	20.59

Putnam RetirementReady 2040 Fund	21.84

Putnam RetirementReady 2035 Fund	24.19

Putnam RetirementReady 2030 Fund	25.10

Putnam RetirementReady 2025 Fund	19.83

Putnam RetirementReady 2020 Fund	15.09

Putnam RetirementReady 2015 Fund	12.36

Putnam Retirement Income Fund Lifestyle 1	8.21

Shareholder meeting results (Unaudited)

February 11, 2011 meeting

A proposal to approve an amendment to the following fund’s fundamental investment restriction with respect to the acquisition of voting securities of any issuer were approved as follows:

	Votes	Votes		Broker
	for	against	Abstentions	non-votes

Putnam RetirementReady 2050 Fund	308,204	33,424	44,435	—
Putnam RetirementReady 2045 Fund	645,339	13,796	34,803	—
Putnam RetirementReady 2040 Fund	952,179	3,295	78,393	—

All tabulations are rounded to the nearest whole number.

About the Trustees

Independent Trustees
Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Ravi Akhoury	Advisor to New York Life Insurance Company. Trustee of	Jacob Ballas Capital
Born 1947	American India Foundation and of the Rubin Museum.	India, a non-banking
Trustee since 2009	From 1992 to 2007, was Chairman and CEO of MacKay	finance company
	Shields, a multi-product investment management firm	focused on private
	with over $40 billion in assets under management.	equity advisory services;
RAGE Frameworks,
Inc., a private software
company

Barbara M. Baumann	President and Owner of Cross Creek Energy Corporation,	SM Energy Company, a
Born 1955	a strategic consultant to domestic energy firms and direct	domestic exploration
Trustee since 2010	investor in energy projects. Trustee of Mount Holyoke	and production
	College and member of the Investment Committee for the	company; UniSource
	college’s endowment. Former Chair and current board	Energy Corporation,
	member of Girls Incorporated of Metro Denver. Member of	an Arizona utility; CVR
	the Finance Committee, The Children’s Hospital of Denver.	Energy, a petroleum
refiner and fertilizer
manufacturer; Cody
Resources Management,
LLP, a privately held
energy, ranching, and
commercial real estate
company

Jameson A. Baxter	President of Baxter Associates, Inc., a private investment	None
Born 1943	firm. Chair of Mutual Fund Directors Forum. Chair Emeritus
Trustee since 1994,	of the Board of Trustees of Mount Holyoke College.
Vice Chair from 2005	Director of the Adirondack Land Trust and Trustee of the
to 2011, and Chair	Nature Conservancy’s Adirondack Chapter.
since 2011

Charles B. Curtis	Former President and Chief Operating Officer of the	Edison International;
Born 1940	Nuclear Threat Initiative, a private foundation dealing	Southern California
Trustee since 2001	with national security issues. Senior Advisor to the Center	Edison
for Strategic and International Studies. Member of the
Council on Foreign Relations.

Robert J. Darretta	Health Care Industry Advisor to Permira, a global private	UnitedHealth
Born 1946	equity firm. Until April 2007, was Vice Chairman of the	Group, a diversified
Trustee since 2007	Board of Directors of Johnson & Johnson. Served as	health-care company
Johnson & Johnson’s Chief Financial Officer for a decade.

John A. Hill	Founder and Vice-Chairman of First Reserve	Devon Energy
Born 1942	Corporation, the leading private equity buyout firm	Corporation, a leading
Trustee since 1985 and	focused on the worldwide energy industry. Serves as a	independent natural gas
Chairman from 2000	Trustee and Chairman of the Board of Trustees of Sarah	and oil exploration and
to 2011	Lawrence College. Also a member of the Advisory Board	production company
of the Millstein Center for Corporate Governance and
Performance at the Yale School of Management.

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Paul L. Joskow	Economist and President of the Alfred P. Sloan	TransCanada
Born 1947	Foundation, a philanthropic institution focused primarily	Corporation, an energy
Trustee since 1997	on research and education on issues related to science,	company focused on
	technology, and economic performance. Elizabeth and	natural gas transmission
	James Killian Professor of Economics, Emeritus at the	and power services;
	Massachusetts Institute of Technology (MIT). Prior to	Exelon Corporation, an
	2007, served as the Director of the Center for Energy and	energy company focused
	Environmental Policy Research at MIT.	on power services

Kenneth R. Leibler	Founder and former Chairman of Boston Options	Northeast Utilities,
Born 1949	Exchange, an electronic marketplace for the trading	which operates New
Trustee since 2006	of derivative securities. Vice Chairman of the Board of	England’s largest energy
	Trustees of Beth Israel Deaconess Hospital in Boston,	delivery system
Massachusetts. Until November 2010, director of Ruder
Finn Group, a global communications and advertising firm.

Robert E. Patterson	Senior Partner of Cabot Properties, LP and Co-Chairman	None
Born 1945	of Cabot Properties, Inc., a private equity firm investing in
Trustee since 1984	commercial real estate. Past Chairman and Trustee of the
Joslin Diabetes Center.

George Putnam, III	Chairman of New Generation Research, Inc., a publisher	None
Born 1951	of financial advisory and other research services, and
Trustee since 1984	founder and President of New Generation Advisors, LLC,
a registered investment advisor to private funds.
Director of The Boston Family Office, LLC, a registered
investment advisor.

W. Thomas Stephens	Retired as Chairman and Chief Executive Officer of Boise	TransCanadaPipelines
Born 1942	Cascade, LLC, a paper, forest products, and timberland	Ltd., an energy
Trustee from 1997 to 2008	assets company, in December 2008. Prior to 2010,	infrastructure company
and since 2009	Director of Boise Inc., a manufacturer of paper and
packaging products.

Interested Trustee

Robert L. Reynolds*	President and Chief Executive Officer of Putnam	None
Born 1952	Investments since 2008. Prior to joining Putnam
Trustee since 2008 and	Investments, served as Vice Chairman and Chief
President of the Putnam	Operating Officer of Fidelity Investments from
Funds since July 2009	2000 to 2007.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of July 31, 2011, there were 106 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, removal, or death.

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Robert T. Burns (Born 1961)
Executive Vice President, Principal Executive	Vice President and Chief Legal Officer
Officer, Treasurer and Compliance Liaison	Since 2011
Since 2004	General Counsel, Putnam Investments and
Putnam Management
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	James P. Pappas (Born 1953)
Since 2002	Vice President
Chief of Operations, Putnam Investments and	Since 2004
Putnam Management	Director of Trustee Relations,
Putnam Investments and Putnam Management
Janet C. Smith (Born 1965)
Vice President, Assistant Treasurer and	Judith Cohen (Born 1945)
Principal Accounting Officer	Vice President, Clerk and Assistant Treasurer
Since 2007	Since 1993
Director of Fund Administration Services,
Putnam Investments and Putnam Management	Michael Higgins (Born 1976)
Vice President, Senior Associate Treasurer and
Beth S. Mazor (Born 1958)	Assistant Clerk
Vice President	Since 2010
Since 2002	Manager of Finance, Dunkin’ Brands (2008–
Manager of Trustee Relations, Putnam	2010); Senior Financial Analyst, Old Mutual Asset
Investments and Putnam Management	Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant
Chief Compliance Officer, Putnam Investments,	Treasurer and Proxy Manager
Putnam Management, and Putnam Retail	Since 2000
Management
Susan G. Malloy (Born 1957)
Mark C. Trenchard (Born 1962)	Vice President and Assistant Treasurer
Vice President and BSA Compliance Officer	Since 2007
Since 2002	Director of Accounting & Control Services,
Director of Operational Compliance,	Putnam Management
Putnam Investments and Putnam
Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	John A. Hill	Robert R. Leveille
Putnam Investment	Paul L. Joskow	Vice President and
Management, LLC	Kenneth R. Leibler	Chief Compliance Officer
One Post Office Square	Robert E. Patterson
Boston, MA 02109	George Putnam, III	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Investment Sub-Manager	W. Thomas Stephens	BSA Compliance Officer
Putnam Investments Limited
57–59 St James’s Street	Officers	Robert T. Burns
London, England SW1A 1LD	Robert L. Reynolds	Vice President and
	President	Chief Legal Officer
Marketing Services
Putnam Retail Management	Jonathan S. Horwitz	James P. Pappas
One Post Office Square	Executive Vice President,	Vice President
Boston, MA 02109	Principal Executive
	Officer, Treasurer and	Judith Cohen
Custodian	Compliance Liaison	Vice President, Clerk and
State Street Bank		Assistant Treasurer
and Trust Company	Steven D. Krichmar
	Vice President and	Michael Higgins
Legal Counsel	Principal Financial Officer	Vice President, Senior Associate
Ropes & Gray LLP		Treasurer and Assistant Clerk
Janet C. Smith
Independent Registered	Vice President, Assistant	Nancy E. Florek
Public Accounting Firm	Treasurer and Principal	Vice President, Assistant Clerk,
PricewaterhouseCoopers LLP	Accounting Officer	Assistant Treasurer and
Proxy Manager
Trustees	Beth S. Mazor
Jameson A. Baxter, Chair	Vice President	Susan G. Malloy
Ravi Akhoury		Vice President and
Barbara M. Baumann		Assistant Treasurer
Charles B. Curtis
Robert J. Darretta

This report is for the information of shareholders of Putnam RetirementReady Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

INVESTING FOR OVER 70 YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

AN097
269341 9/11

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2011	$154,793	$5,167*	$36,133	$ —
July 31, 2010	$120,570	$--	$35,080	$ —

*	Fees billed to the trust for services relating to a fund merger.

For the fiscal years ended July 31, 2011 and July 31, 2010, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $213,682 and $ 440,239 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2011	$ —	$173,510	$ —	$ —

July 31, 2010	$ —	$249,107	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 28, 2011

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: September 28, 2011